                                     -------------------------------------
                                     OMB APPROVAL
                                     OMB Number: 3235-0570
                                     Expires: November 30, 2005
                                     Estimated average burden
                                     hours per response. . . . . . . 5.0
                                     -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811 - 06603
                                  ---------------------------------------------
  Performance Funds Trust
-------------------------------------------------------------------------------
                             (Exact name of registrant as specified in charter)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
                   (Name and address of agent for service)
Registrant's telephone number, including area code:   800-737-3676
                                                      ------------
Date of fiscal year end:       5/31/04
                               -------

Date of reporting period:      11/30/03
                               --------

     Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[PERFORMANCE FUNDS LOGO]

TABLE OF CONTENTS

Schedules of Portfolio Investments .........................    1
Statements of Assets and Liabilities .......................   14
Statements of Operations ...................................   16
Statements of Changes in Net Assets ........................   18
Schedule of Capital Stock Activity .........................   22
Notes to Financial Statements ..............................   26
Financial Highlights .......................................   30

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.4%
FEDERAL HOME LOAN BANK -- 27.9%
$45,544,000   1.01%, 12/3/03, Aaa/NR.......  $ 45,541,470
 15,000,000   1.02%, 12/17/03, Aaa/NR......    14,993,300
 35,000,000   1.03%, 12/19/03, Aaa/NR......    34,982,150
 25,000,000   1.02%, 12/26/03, Aaa/NR......    24,982,465
 20,000,000   1.06%, 1/23/04, Aaa/NR.......    19,969,231
                                             ------------
                                              140,468,616
                                             ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.0%
 20,000,000   1.02%, 12/9/03, Aaa/NR.......    19,995,512
 10,400,000   1.07%, 1/8/04, Aaa/NR........    10,388,418
                                             ------------
                                               30,383,930
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 33.5%
 20,000,000   1.02%, 12/1/03, Aaa/NR.......    20,000,000
 25,000,000   1.03%, 12/2/03, Aaa/NR.......    24,999,291
 25,000,000   1.01%, 12/8/03, Aaa/NR.......    24,995,139
 10,000,000   1.01%, 12/16/03, Aaa/NR......     9,995,833
 20,000,000   1.02%, 12/31/03, Aaa/NR......    19,983,167
 25,000,000   1.06%, 1/9/04, Aaa/NR........    24,971,563
 15,000,000   1.10%, 1/14/04, Aaa/NR.......    14,980,200
 18,788,000   4.75%, 3/15/04, Aaa/NR.......    18,980,295
 10,000,000   1.03%, 7/26/04, Aaa/NR.......    10,000,000
                                             ------------
                                              168,905,488
                                             ------------
      TOTAL U.S. GOVERNMENT AGENCY            339,758,034
      OBLIGATIONS..........................
                                             ------------
COMMERCIAL PAPER -- 28.3%
AGRICULTURE -- 2.0%
 10,000,000   Cargill, Inc., 1.02%,
                12/9/03, P1/A1.............     9,997,756
                                             ------------
ENERGY -- 4.8%
 24,000,000   Chevron Texaco, Inc., 1.03%,
                12/5/03, P1/A1.............    23,997,280
                                             ------------
FINANCIAL SERVICES -- 12.7%
 15,000,000   General Electric Capital
                Corporation, 1.05%,
                12/23/03, P1/A1+...........    14,990,467
 25,000,000   Toyota Motor Credit
                Corporation, 1.03%,
                12/15/03, P-1/A1+..........    24,990,082
 24,000,000   Wells Fargo & Company, 1.01%,
                12/12/03, P1/A1+...........    23,992,667
                                             ------------
                                               63,973,216
                                             ------------

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
COMMERCIAL PAPER (CONTINUED)
NEWSPAPERS -- 4.8%
$24,000,000   Gannett Company, 1.01%,
                12/4/03, P1/A1.............  $ 23,998,000
                                             ------------
UTILITIES -- 4.0%
 20,000,000   National Rural Utilities,
                1.05%, 12/8/03, P-1/A-1....    19,995,956
                                             ------------
      TOTAL COMMERCIAL PAPER...............   141,962,208
                                             ------------
CORPORATE BONDS -- 0.5%
BEVERAGES -- 0.5%
  2,300,000   Pepsico, Inc., 4.50%,
                09/15/04, A1/A.............     2,358,289
                                             ------------
      TOTAL CORPORATE BONDS................     2,358,289
                                             ------------
MUNICIPAL BONDS -- 1.3%
MISSISSIPPI -- 1.3%
  6,580,000   Mississippi Business Finance
                Corporation, 1.15%, 4/1/21,
                NR/AA-.....................     6,580,000
                                             ------------
      TOTAL MUNICIPAL BONDS................     6,580,000
                                             ------------
CERTIFICATES OF DEPOSIT -- 2.0%
FINANCIAL SERVICES -- 2.0%
 10,000,000   First Tennessee Bank, 1.05%,
                12/22/03, P1/A1............    10,000,000
                                             ------------
      TOTAL CERTIFICATES OF DEPOSIT........    10,000,000
                                             ------------
REPURCHASE AGREEMENTS -- 0.7%
REPURCHASE AGREEMENT -- 0.7%
  3,509,057   Bank of America Securities,
                1.03%, 12/1/03, with a
                maturity value of
                $3,509,358 (collateralized
                by Federal National
                Mortgage Association
                Notes).....................     3,509,057
                                             ------------
      TOTAL REPURCHASE AGREEMENTS..........     3,509,057
                                             ------------
      TOTAL (Amortized Cost                  $504,167,588
      $504,167,588)(a).....................
                                             ============

---------------

Percentages indicated are based on net assets of $503,978,472.

(a) Cost for federal income tax and financial reporting purposes is the same.

NR -- Not Rated by Moody's.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 88.2%
FEDERAL FARM CREDIT BANK -- 4.1%
$4,000,000   2.50%, 3/15/06.................  $ 4,000,000
                                              -----------
FEDERAL HOME LOAN BANK -- 23.3%
 2,000,000   4.75%, 6/28/04.................    2,040,430
 5,000,000   3.63%, 10/15/04................    5,093,750
 5,000,000   3.88%, 12/15/04................    5,119,900
 5,000,000   4.00%, 2/15/05.................    5,137,500
 5,000,000   3.25%, 8/15/05.................    5,101,560
                                              -----------
                                               22,493,140
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.9%
 3,500,000   5.00%, 5/15/04.................    3,561,555
 4,000,000   3.25%, 11/15/04................    4,067,072
 3,500,000   6.88%, 1/15/05.................    3,704,600
 1,500,000   5.25%, 7/7/06..................    1,477,884
 2,500,000   2.50%, 9/26/06.................    2,489,240
 1,000,000   4.00%, 2/20/07.................    1,006,099
                                              -----------
                                               16,306,450
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.5%
 3,000,000   6.50%, 8/15/04.................    3,108,945
 5,000,000   3.50%, 9/15/04.................    5,083,380
 2,000,000   5.75%, 6/15/05.................    2,120,014
 2,500,000   2.88%, 10/15/05................    2,537,500
 3,000,000   2.13%, 4/15/06.................    2,981,529
 1,000,000   3.05%, 6/5/06..................    1,000,196
                                              -----------
                                               16,831,564
                                              -----------
U.S. GOVERNMENT MORTGAGE SECURITIES -- 26.4%
 4,918,597   Federal Home Loan Mortgage
               Association, 3.50%, 3/15/14,
               Series 2693QM................    4,986,129
 5,000,000   Federal Home Loan Mortgage
               Association, 4.00%, 5/15/22,
               Series 2693JC................    4,930,349

SHARES OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
U.S. GOVERNMENT MORTGAGE SECURITIES (CONTINUED)
$1,431,000   Federal National Mortgage
               Association, 3.50%, 3/25/09,
               Series 2003-92 PA............  $ 1,446,818
 5,000,000   Federal National Mortgage
               Association, 4.50%, 3/25/21,
               Series 2003-26 AB............    5,114,755
 3,887,941   Government National Mortgage
               Association, 3.75%, 12/20/23,
               Series 2003-66 HG............    3,926,853
 5,000,000   Government National Mortgage
               Association, 4.00%, 7/20/26,
               Series 2003-41 PA............    5,071,600
                                              -----------
                                               25,476,504
                                              -----------
                TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATIONS................   85,107,658
                                              -----------
U.S. TREASURY OBLIGATIONS -- 8.3%
U.S. TREASURY NOTES -- 8.3%
 8,000,000   2.00%, 11/30/04................    8,045,624
                                              -----------
      TOTAL U.S. TREASURY OBLIGATIONS.......    8,045,624
                                              -----------
CORPORATE BONDS -- 1.6%
HEALTH CARE -- 1.1%
 1,000,000   Abbott Laboratories, 5.13%,
               7/1/04.......................    1,021,555
                                              -----------
UTILITIES -- ELECTRIC -- 0.5%
   500,000   Texas Utilities Senior Note,
               6.38%, 10/1/04...............      522,852
                                              -----------
      TOTAL CORPORATE BONDS.................    1,544,407
                                              -----------
INVESTMENT COMPANIES -- 1.3%
 1,220,346   Performance Money Market
               Fund(b)......................    1,220,346
                                              -----------
      TOTAL INVESTMENT COMPANIES............    1,220,346
                                              -----------
      TOTAL (Cost $95,099,286)(a)...........  $95,918,035
                                              ===========

---------------

Percentages indicated are based on net assets of $96,432,525.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $1,205,822
          Unrealized depreciation.....................................    (387,073)
                                                                        ----------
          Net unrealized appreciation.................................  $  818,749
                                                                        ==========

(b) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.9%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 1.3%
$1,000,000   5.93%, 6/4/08..................  $ 1,098,320
                                              -----------
FEDERAL FARM CREDIT BANK -- 2.7%
 2,000,000   5.88%, 7/28/08.................    2,192,500
                                              -----------
FEDERAL HOME LOAN BANK -- 3.9%
 2,000,000   7.13%, 2/15/05.................    2,129,488
 1,000,000   6.38%, 8/15/06.................    1,094,210
                                              -----------
                                                3,223,698
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 14.8%
 1,000,000   1.01%, 12/24/03................      999,366
 2,000,000   6.63%, 9/15/09.................    2,275,218
 1,000,000   5.63%, 3/15/11.................    1,079,191
 2,000,000   4.50%, 2/15/15, Series 2658
               PD...........................    1,991,340
 3,000,000   4.00%, 5/15/15, Series 2617
               UM...........................    2,924,190
 3,000,000   4.50%, 7/15/15, Series 2633
               PC...........................    2,974,951
                                              -----------
                                               12,244,256
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.1%
 3,000,000   4.50%, 5/25/15, Series 2003-54
               TC...........................    2,975,251
   337,814   7.00%, 4/1/20, Pool #253299....      356,995
   304,458   7.50%, 9/1/29, Pool #252717....      325,134
 1,773,746   4.00%, 12/25/29, Series 2003-27
               EC...........................    1,734,520
 3,000,000   5.00%, 8/25/30, Series 2003-54
               PE...........................    2,943,905
                                              -----------
                                                8,335,805
                                              -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 11.0%
     6,936   9.00%, 3/15/20, Pool #271741...        7,721
 2,902,490   4.00%, 4/16/28, Series 2003-34
               PH...........................    2,877,848
   611,112   8.50%, 11/20/28, Series 2002-47
               AB...........................      619,688
   774,068   7.00%, 10/15/29, Pool
               #510559......................      823,794
   411,218   7.50%, 10/15/29, Pool
               #510534......................      440,678
   833,046   8.00%, 2/15/30, Pool #529127...      901,798
   352,450   7.00%, 2/20/30, Series 2000-26
               CH...........................      354,442
 3,000,000   5.50%, 4/20/30, Series 2003-86
               QD...........................    3,063,570
                                              -----------
                                                9,089,539
                                              -----------
TENNESSEE VALLEY AUTHORITY -- 10.1%
 2,000,000   6.38%, 6/15/05.................    2,132,500
 2,000,000   7.14%, 5/23/12.................    2,347,500
 3,500,000   6.00%, 3/15/13.................    3,841,047
                                              -----------
                                                8,321,047
                                              -----------
      TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS..........................   44,505,165
                                              -----------
U.S. TREASURY OBLIGATIONS -- 13.8%
U.S. TREASURY INFLATION PROTECTED BONDS -- 8.5%
 2,945,620   3.50%, 1/15/11.................    3,501,224
 3,000,000   3.38%, 1/15/12.................    3,484,423
                                              -----------
                                                6,985,647
                                              -----------

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES -- 5.3%
$1,000,000   6.50%, 10/15/06................  $ 1,110,625
 3,000,000   5.63%, 5/15/08.................    3,304,218
                                              -----------
                                                4,414,843
                                              -----------
      TOTAL U.S. TREASURY OBLIGATIONS.......   11,400,490
                                              -----------
CORPORATE BONDS -- 31.2%
AEROSPACE/DEFENSE -- 1.3%
   250,000   Raytheon Company, 7.38%,
               7/15/25......................      260,000
   250,000   Rockwell International
               Corporation, 6.63%, 6/1/05...      265,926
   500,000   Rockwell International
               Corporation, 6.15%,
               1/15/08......................      545,625
                                              -----------
                                                1,071,551
                                              -----------
AUTOMOTIVE -- 1.3%
 1,000,000   General Motors Corporation,
               7.10%, 3/15/06...............    1,067,500
                                              -----------
BEVERAGES -- 1.4%
 1,000,000   Coca-Cola Enterprises, 7.13%,
               9/30/09......................    1,152,500
                                              -----------
CHEMICALS -- 1.0%
   500,000   Air Products & Chemicals, Inc.,
               7.38%, 5/1/05................      536,875
   250,000   Air Products & Chemicals, Inc.,
               6.24%, 1/13/10...............      277,188
                                              -----------
                                                  814,063
                                              -----------
CONSUMER NON-DURABLE -- 0.4%
   250,000   Kimberly-Clark Corporation,
               6.88%, 2/15/14...............      290,000
                                              -----------
ELECTRIC & ELECTRONIC EQUIPMENT -- 1.4%
 1,000,000   Emerson Electric Company,
               7.13%, 8/15/10...............    1,151,250
                                              -----------
ENERGY -- 1.2%
 1,000,000   Conoco, Inc., 5.90%, 4/15/04...    1,016,835
                                              -----------
FINANCIAL SERVICES -- 10.7%
   500,000   American General Corporation,
               6.75%, 6/15/05...............      535,625
   500,000   Bankers Trust Corporation,
               7.50%, 11/15/15..............      585,625
 1,000,000   Bear Stearns Company, Inc.,
               7.63%, 2/1/05................    1,067,406
   250,000   Chase Manhattan Corporation,
               6.50%, 1/15/09...............      275,625
   500,000   CNA Financial Corporation,
               6.60%, 12/15/08..............      510,000
   250,000   First Bank, 6.88%, 4/1/06......      272,813

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2003
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
$1,000,000   Ford Motor Credit Corporation,
               7.75%, 2/15/07...............  $ 1,066,711
   650,000   General Electric Capital
               Corporation, 6.90%,
               9/15/15......................      742,625
   500,000   Household Finance Corporation,
               6.88%, 3/1/07................      555,054
   500,000   ITT Hartford Corporation,
               7.30%, 11/1/15...............      580,625
   500,000   John Deere Capital Corporation,
               6.00%, 2/15/09...............      546,846
   500,000   NationsBank Corporation, 6.38%,
               5/15/05......................      530,625
   500,000   Texaco Capital, Inc., 5.70%,
               12/1/08......................      530,625
 1,000,000   Xerox Capital Europe PLC,
               5.88%, 5/15/04...............    1,010,000
                                              -----------
                                                8,810,205
                                              -----------
FOOD PRODUCTS & SERVICES -- 2.7%
 1,000,000   Campbell Soup Company, 6.75%,
               2/15/11......................    1,136,250
 1,000,000   Heinz (H.J.) Company, 6.00%,
               3/15/08......................    1,090,270
                                              -----------
                                                2,226,520
                                              -----------
OFFICE EQUIPMENT & SERVICES -- 1.3%
 1,000,000   Pitney Bowes, Inc., 5.95%,
               2/1/05.......................    1,042,097
                                              -----------
RAILROADS -- 2.0%
   500,000   Norfolk Southern Railway
               Corporation, 7.00%,
               6/15/05......................      536,875
 1,000,000   Union Tank Car Company, 6.79%,
               5/1/10.......................    1,108,750
                                              -----------
                                                1,645,625
                                              -----------
RETAIL -- 0.7%
   500,000   Sears Roebuck Acceptance
               Corporation, 6.70%,
               11/15/06.....................      550,000
                                              -----------

SHARES OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS -- 2.9%
$  500,000   AT&T Corporation, 6.00%,
               3/15/09......................  $   531,137
   250,000   Motorola, Inc., 6.50%,
               3/1/08.......................      269,688
   250,000   SBC Communications, Inc.,
               Capital Corporation, 7.20%,
               10/15/26.....................      265,938
   500,000   SBC Communications, Inc.,
               7.00%, 8/15/05...............      538,124
   240,000   SBC Communications, Inc.,
               7.13%, 8/1/07................      269,100
   250,000   Verizon Communications, 7.25%,
               2/15/24......................      258,739
   250,000   Verizon Communications, 7.00%,
               7/15/25......................      254,375
                                              -----------
                                                2,387,101
                                              -----------
UTILITIES -- 2.9%
   250,000   Consolidated Edison Company of
               New York, Inc., 6.63%,
               7/1/05.......................      266,875
   250,000   Northern States Power Company,
               7.13%, 7/1/25................      284,375
   250,000   Pacific Gas & Electric Company,
               6.25%, 3/1/04................      251,250
   250,000   Pacific Gas & Electric Company,
               7.25%, 8/1/26................      260,000
   250,000   Scottish Power PLC, 6.63%,
               6/1/07.......................      275,313
 1,000,000   South Carolina Electric and
               Gas, 7.50%, 6/15/05..........    1,080,000
                                              -----------
                                                2,417,813
                                              -----------
      TOTAL CORPORATE BONDS.................   25,643,060
                                              -----------
INVESTMENT COMPANIES -- 0.5%
   429,423   Performance Money Market
               Fund(b)......................      429,423
                                              -----------
      TOTAL INVESTMENT COMPANIES............      429,423
                                              -----------
      TOTAL (Cost $77,273,911)(a)...........  $81,978,138
                                              ===========

---------------

Percentages indicated are based on net assets of $82,513,196.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $5,222,663
          Unrealized depreciation.....................................    (518,436)
                                                                        ----------
          Net unrealized appreciation.................................  $4,704,227
                                                                        ==========

(b) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

SHARES          SECURITY DESCRIPTION            VALUE
------          --------------------            -----
COMMON STOCKS -- 98.1%
AEROSPACE/DEFENSE -- 1.0%
 11,000   Northrop Grumman Corporation.....  $  1,018,930
                                             ------------
AUTOMOTIVE -- 1.2%
 27,000   Ford Motor Company...............       356,400
 19,500   General Motors Corporation.......       834,210
                                             ------------
                                                1,190,610
                                             ------------
BEVERAGES -- 6.1%
 38,000   Anheuser Busch Companies,
            Inc. ..........................     1,969,160
 46,000   Coca Cola Company................     2,139,000
 43,000   PepsiCo, Inc. ...................     2,069,160
                                             ------------
                                                6,177,320
                                             ------------
BUSINESS EQUIPMENT & SERVICES -- 0.2%
  4,000   H & R Block......................       217,160
                                             ------------
COMPUTER SOFTWARE -- 6.7%
108,000   Cisco Systems, Inc.(b)...........     2,447,280
145,000   Microsoft Corporation............     3,726,500
 55,000   Oracle Corporation(b)............       660,550
                                             ------------
                                                6,834,330
                                             ------------
COMPUTERS -- 8.4%
 68,000   Dell, Inc.(b)....................     2,346,000
 38,000   Hewlett Packard Company..........       824,220
 96,800   Intel Corporation................     3,236,024
 23,000   International Business Machines
            Corporation....................     2,082,420
 15,000   Sun Microsystems, Inc.(b)........        64,050
                                             ------------
                                                8,552,714
                                             ------------
CONSTRUCTION & BUILDING MATERIALS -- 0.4%
 10,000   Fluor Corporation................       366,600
                                             ------------
CONSUMER GOODS & SERVICES -- 10.4%
 27,000   Colgate-Palmolive Company........     1,417,500
 29,000   Gillette Company.................       978,170
 15,439   Hershey Foods Corporation........     1,199,610
 23,000   Kimberly-Clark Corporation.......     1,247,060
 26,000   Procter & Gamble Company.........     2,502,240
 10,000   The Walt Disney Company..........       230,900
 11,000   Time Warner, Inc.(b).............       179,080
  4,820   Unilever NV -- ADR...............       289,682
 18,600   Viacom, Inc., Class B............       731,352
 32,000   Wrigley (WM.) Jr. Company........     1,763,840
                                             ------------
                                               10,539,434
                                             ------------

SHARES          SECURITY DESCRIPTION            VALUE
------          --------------------            -----
COMMON STOCKS (CONTINUED)
DIVERSIFIED -- 5.6%
 34,000   Alcoa, Inc. .....................  $  1,115,540
107,000   General Electric Company.........     3,067,690
  7,720   Illinois Tool Works, Inc. .......       602,932
 18,600   Textron, Inc. ...................       927,024
                                             ------------
                                                5,713,186
                                             ------------
ENERGY -- 6.5%
 20,000   ChevronTexaco Corporation........     1,502,000
 94,000   Exxon Mobil Corporation..........     3,399,980
 38,000   Royal Dutch Petroleum Co. .......     1,706,200
                                             ------------
                                                6,608,180
                                             ------------
FINANCIAL SERVICES -- 17.5%
 34,000   American Express Company.........     1,554,140
 23,000   Bank of America Corporation......     1,734,890
 26,000   Bank of New York Company,
            Inc. ..........................       797,680
 67,000   Citigroup, Inc. .................     3,151,681
 19,000   Federal Home Loan Mortgage
            Corporation....................     1,033,980
 20,000   Federal National Mortgage
            Association....................     1,400,000
 28,777   FleetBoston Financial
            Corporation....................     1,168,346
 27,900   J.P. Morgan Chase & Company......       986,544
 19,000   Merrill Lynch & Company..........     1,078,250
 15,000   Morgan Stanley Dean Witter &
            Company........................       829,200
 21,557   SunTrust Banks, Inc. ............     1,531,625
 10,000   Wachovia Corp. ..................       457,500
 35,896   Wells Fargo & Company............     2,057,918
                                             ------------
                                               17,781,754
                                             ------------
HEALTH CARE -- 13.2%
 30,000   Abbott Laboratories..............     1,326,000
 16,000   Amgen, Inc.(b)...................       920,160
 26,000   Baxter International, Inc. ......       723,320
 36,100   Bristol-Myers Squibb Company.....       951,235
  7,000   Cardinal Health, Inc. ...........       427,980
 18,000   Eli Lilly & Company..............     1,234,080
 13,000   Forest Laboratories, Inc.(b).....       710,320
 38,000   Johnson & Johnson, Inc. .........     1,873,020
  4,703   Medco Health Solutions,
            Inc.(b)........................       171,330
 12,600   Medtronic, Inc. .................       569,520
 21,000   Merck & Company, Inc. ...........       852,600

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2003
(Unaudited)

SHARES          SECURITY DESCRIPTION            VALUE
------          --------------------            -----
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
100,000   Pfizer, Inc. ....................  $  3,355,000
  8,000   Wyeth............................       315,200
                                             ------------
                                               13,429,765
                                             ------------
INSURANCE -- 2.6%
 26,000   Allstate Corporation.............     1,049,880
 28,000   American International Group,
            Inc. ..........................     1,622,600
                                             ------------
                                                2,672,480
                                             ------------
RETAIL -- 6.6%
 40,000   Home Depot, Inc. ................     1,470,400
 40,000   McDonald's Corporation...........     1,025,200
 56,000   Wal-Mart Stores, Inc. ...........     3,115,840
 30,500   Walgreen Company.................     1,122,705
                                             ------------
                                                6,734,145
                                             ------------
TECHNOLOGY -- 0.9%
 13,000   QUALCOMM, Inc. ..................       579,150
 11,000   Texas Instruments, Inc. .........       327,360
                                             ------------
                                                  906,510
                                             ------------
TELECOMMUNICATIONS -- 4.2%
  6,000   AT&T Corp........................       118,980
 47,000   BellSouth Corporation............     1,223,410
  9,705   Comcast Corporation Class A(b)...       304,543
 42,800   Motorola, Inc. ..................       600,912
 42,000   SBC Communications, Inc. ........       977,760
 16,000   Sprint Corporation...............       239,840
 26,000   Verizon Communications...........       852,020
                                             ------------
                                                4,317,465
                                             ------------

SHARES          SECURITY DESCRIPTION            VALUE
------          --------------------            -----
COMMON STOCKS (CONTINUED)
TOBACCO -- 0.7%
 10,000   Fortune Brands, Inc. ............  $    683,200
                                             ------------
TRANSPORTATION & SHIPPING -- 1.1%
 10,000   FedEx Corporation................       727,000
  5,000   United Parcel Service, Class B...       363,850
                                             ------------
                                                1,090,850
                                             ------------
UTILITIES -- 4.8%
 24,000   Consolidated Edison Company of
            New York, Inc. ................       967,200
 25,000   DTE Energy Company...............       942,750
 17,000   Entergy Corporation..............       898,620
 10,000   FirstEnergy Corporation..........       346,500
 60,000   Southern Company.................     1,756,200
                                             ------------
                                                4,911,270
                                             ------------
      TOTAL COMMON STOCKS..................    99,745,903
                                             ------------
DEPOSITARY RECEIPTS -- 1.8%
 17,559   S&P Depositary Receipt(b)........     1,868,453
                                             ------------
      TOTAL DEPOSITARY RECEIPTS............     1,868,453
                                             ------------
INVESTMENT COMPANIES -- 0.1%
 64,424   Performance Money Market
            Fund(c)........................        64,424
                                             ------------
      TOTAL INVESTMENT COMPANIES...........        64,424
                                             ------------
      TOTAL (Cost $64,793,260)(a)..........  $101,678,780
                                             ============

---------------

Percentages indicated are based on net assets of $101,660,032.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $40,708,267
          Unrealized depreciation.....................................   (3,822,747)
                                                                        -----------
          Net unrealized appreciation.................................  $36,885,520
                                                                        ===========

(b) Non-income producing security.

(c) Affiliated security.

ADR  -- American Depositary Receipt

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 96.1%
AUTOMOTIVE -- 1.6%
    5,000   Borg Warner Automotive, Inc. ...  $   395,000
   14,000   Lear Corporation(b).............      827,960
    5,000   Superior Industries
              International, Inc. ..........      222,400
                                              -----------
                                                1,445,360
                                              -----------
BOOK PUBLISHING -- 0.3%
    9,000   Scholastic Corporation(b).......      298,620
                                              -----------
BUILDING MATERIALS -- 0.3%
   18,000   RPM, Inc. ......................      272,340
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 4.9%
   45,000   Apollo Group, Inc.(b)...........    3,106,350
   14,666   ChoicePoint, Inc.(b)............      560,975
   14,000   Jacobs Engineering Group,
              Inc.(b).......................      643,160
                                              -----------
                                                4,310,485
                                              -----------
CAPITAL GOODS -- 0.5%
   10,000   Teleflex, Inc. .................      457,600
                                              -----------
CHEMICALS -- 0.7%
   13,000   Airgas, Inc. ...................      251,940
   12,000   Albemarle Corporation...........      339,600
                                              -----------
                                                  591,540
                                              -----------
COMPUTER SOFTWARE -- 3.3%
   12,000   DST Systems, Inc.(b)............      447,840
   76,000   Symantec Corporation(b).........    2,495,080
                                              -----------
                                                2,942,920
                                              -----------
COMPUTERS -- 5.7%
   20,000   Affiliated Computer Services,
              Inc. Class A(b)...............    1,002,800
   58,000   Electronic Arts, Inc.(b)........    2,565,340
   15,000   Fiserv, Inc.(b).................      562,500
   10,500   Integrated Device Technology,
              Inc.(b).......................      197,925
   24,000   Synopsys, Inc.(b)...............      719,040
                                              -----------
                                                5,047,605
                                              -----------
CONSUMER GOODS & SERVICES -- 11.8%
    7,000   American Standard
              Companies(b)..................      697,900
    6,000   Banta Corporation...............      238,800
    6,000   Carlisle Companies, Inc. .......      353,100
    8,000   Church & Dwight, Inc. ..........      324,080
   27,000   Dean Foods Company(b)...........      885,870
   10,000   Gtech Holdings Corporation......      497,600
   19,500   Harte Hanks, Inc. ..............      419,835
  116,000   International Game
              Technologies..................    4,024,040

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
CONSUMER GOODS & SERVICES (CONTINUED)
    7,299   Lancaster Colony Corporation....  $   304,733
    9,000   Mohawk Industries, Inc.(b)......      648,720
   16,000   Republic Services, Inc. ........      407,200
    1,500   Washington Post Company.........    1,205,175
   13,000   Westwood One, Inc.(b)...........      394,680
                                              -----------
                                               10,401,733
                                              -----------
EDUCATIONAL SERVICES -- 0.4%
   14,000   DeVry, Inc.(b)..................      383,460
                                              -----------
ELECTRONICS -- 1.2%
   30,000   Microchip Technology, Inc. .....    1,032,000
                                              -----------
ENERGY -- 5.0%
   29,000   ENSCO International, Inc. ......      733,700
   24,000   Murphy Oil Corporation..........    1,438,320
   17,000   Questar Corporation.............      580,040
   10,000   Smith International, Inc.(b)....      375,400
   30,000   Valero Energy Corporation.......    1,293,000
                                              -----------
                                                4,420,460
                                              -----------
ENTERTAINMENT -- 0.4%
   31,000   Park Place Entertainment(b).....      324,260
                                              -----------
FINANCIAL SERVICES -- 21.0%
   17,000   Arthur J. Gallagher & Company...      532,100
   13,200   Associated Bancorp..............      555,720
   26,000   Astoria Financial Corporation...      971,880
   32,000   Banknorth Group, Inc. ..........    1,048,640
   17,010   BB&T Corporation................      669,514
    9,163   Citigroup, Inc. ................      431,028
    9,000   City National Corporation.......      569,340
   13,000   Commerce Bancorp................      671,840
   22,000   Compass Bancshares, Inc. .......      860,420
   11,000   Eaton Vance Corporation.........      399,850
   77,000   Edwards (A.G.), Inc. ...........    2,828,979
   11,000   Greater Bay Bancorp.............      286,000
   39,000   GreenPoint Financial
              Corporation...................    1,325,220
   11,000   Legg Mason, Inc. ...............      876,810
   17,000   M & T Bank Corporation..........    1,595,790
   16,000   Marshall & Ilsley Corporation...      593,600
   13,000   Mercantile Bankshares
              Corporation...................      577,850
   16,000   National Commerce Financial
              Co. ..........................      447,680
   16,000   Radian Group, Inc. .............      789,600
   51,000   Sovereign Bancorp...............    1,155,660

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2003
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
   15,000   TCF Financial Corporation.......  $   791,100
    7,000   West America Bancorporation.....      369,600
                                              -----------
                                               18,348,221
                                              -----------
FOOD -- 1.8%
   26,000   Hormel Foods Corp. .............      697,060
   18,000   McCormick & Company.............      516,420
   30,000   Tyson Foods, Inc., Class A......      409,500
                                              -----------
                                                1,622,980
                                              -----------
HEALTH CARE -- 15.1%
   14,000   Apria Healthcare Group,
              Inc.(b).......................      379,540
    6,000   Barr Laboratories, Inc.(b)......      495,240
   60,000   Beckman Coulter, Inc. ..........    3,069,000
   11,000   Biogen Idec, Inc.(b)............      419,980
   15,000   Dentsply International, Inc. ...      675,450
   23,000   Gilead Sciences, Inc.(b)........    1,349,640
   25,000   Health Management Associates,
              Inc., Class A.................      642,500
   14,000   Health Net, Inc.(b).............      457,800
    9,000   Henry Schein, Inc.(b)...........      605,610
   12,000   Hillenbrand Industry, Inc. .....      688,800
   20,000   Ivax Corporation(b).............      429,000
   10,000   Lincare Holdings, Inc.(b).......      298,300
   29,250   Mylan Laboratories, Inc. .......      740,610
   19,000   Oxford Health Plans, Inc.(b)....      832,580
   12,000   Patterson Dental Company(b).....      817,200
   18,000   Quest Diagnostics, Inc.(b)......    1,313,460
                                              -----------
                                               13,214,710
                                              -----------
INSURANCE -- 3.7%
   12,000   Everest Re Group Limited........      986,280
   12,000   MONY Group, Inc.(b).............      378,240
   30,000   Old Republic International
              Corporation...................    1,111,800
   22,000   The PMI Group, Inc. ............      819,060
                                              -----------
                                                3,295,380
                                              -----------
MACHINERY & EQUIPMENT -- 0.6%
   10,000   SPX Corporation(b)..............      543,000
                                              -----------
RAW MATERIALS -- 0.5%
   10,000   Valspar Corp. ..................      482,500
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
RESIDENTIAL BUILDING CONSTRUCTION -- 1.7%
   14,000   Lennar Corporation..............  $ 1,370,600
    1,400   Lennar Corporation Class B......      130,536
                                              -----------
                                                1,501,136
                                              -----------
RESTAURANTS -- 1.8%
    5,000   Bob Evans Farms.................      154,300
   25,000   Brinker International,
              Inc.(b).......................      814,000
   15,000   CBRL Group, Inc. ...............      618,750
                                              -----------
                                                1,587,050
                                              -----------
RETAIL -- 5.7%
   12,000   Abercrombie & Fitch
              Company(b)....................      352,200
   12,000   Barnes & Noble, Inc.(b).........      398,160
    6,000   BJ's Wholesale Club, Inc.(b)....      152,700
   24,000   Dollar Tree Stores, Inc.(b).....      762,000
   21,000   Family Dollar Stores, Inc. .....      810,180
   11,000   Furniture Brands International,
              Inc. .........................      289,300
   12,000   Nieman Marcus Group, Inc.(b)....      646,800
   16,000   Ross Stores, Inc. ..............      876,480
   20,000   Williams Sonoma, Inc.(b)........      720,800
                                              -----------
                                                5,008,620
                                              -----------
TECHNOLOGY -- 4.3%
    8,000   AMETEK, Inc. ...................      378,400
   25,000   Avnet, Inc.(b)..................      533,250
   18,500   Cadence Design Systems,
              Inc.(b).......................      309,505
   13,000   International Rectifier
              Corporation(b)................      710,060
   18,000   L-3 Communications Holdings,
              Inc.(b).......................      846,900
   18,000   Storage Technology
              Corporation(b)................      453,600
   14,000   Tech Data Corporation(b)........      515,760
                                              -----------
                                                3,747,475
                                              -----------
TRANSPORTATION -- 0.4%
   10,000   Alexander & Baldwin, Inc. ......      314,600
                                              -----------
UTILITIES -- 2.9%
   14,000   Allete Company..................      416,780
   33,000   DPL, Inc. ......................      638,220
   20,000   Oklahoma Gas & Electric
              Company.......................      476,400
   26,000   Pioneer Natural Resources
              Company(b)....................      737,360
   10,000   PNM Resources, Inc. ............      280,100
                                              -----------
                                                2,548,860
                                              -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2003
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
WHOLESALE DISTRIBUTION -- 0.5%
    8,000   CDW Corporation.................  $   478,000
                                              -----------
      TOTAL COMMON STOCKS...................   84,620,915
                                              -----------
DEPOSITARY RECEIPTS -- 1.7%
   14,000   S&P 400 Mid-Cap Depositary
              Receipt.......................    1,459,360
                                              -----------
      TOTAL DEPOSITARY RECEIPTS.............    1,459,360
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 2.2%
1,922,769   Performance Money Market
              Fund(c).......................  $ 1,922,769
                                              -----------
      TOTAL INVESTMENT COMPANIES............    1,922,769
                                              -----------
WARRANTS -- 0.0%
   43,000   Dime Bancorp, Inc.(b)...........        8,600
                                              -----------
      TOTAL WARRANTS........................        8,600
                                              -----------
      TOTAL (Cost $59,080,030)(a)...........  $88,011,644
                                              ===========

---------------

Percentages indicated are based on net assets of $87,988,561.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $31,495,295
          Unrealized depreciation.....................................   (2,563,681)
                                                                        -----------
          Net unrealized appreciation.................................  $28,931,614
                                                                        ===========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
PERFORMANCE LEADERS EQUITY
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 96.3%
AUTOMOTIVE -- 3.1%
   15,000   Lear Corporation(b).............  $   887,100
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 11.7%
   20,000   Ebay, Inc.(b)...................    1,117,000
   34,700   Staples, Inc.(b)................      942,105
   29,500   Yahoo, Inc.(b)..................    1,267,910
                                              -----------
                                                3,327,015
                                              -----------
COMPUTER SOFTWARE -- 7.0%
   29,400   Symantec Corporation(b).........      965,202
   26,600   Veritas Software
              Corporation(b)................    1,011,359
                                              -----------
                                                1,976,561
                                              -----------
COMPUTERS -- 3.0%
   19,200   Electronic Arts, Inc.(b)........      849,216
                                              -----------
CONSTRUCTION -- 4.4%
   11,500   Centex Corp. ...................    1,258,100
                                              -----------
CONSUMER GOODS & SERVICES -- 8.0%
   22,000   Gtech Holdings Corporation......    1,094,720
   34,000   International Game Technologies,
              Inc. .........................    1,179,460
                                              -----------
                                                2,274,180
                                              -----------
EDUCATIONAL SERVICES -- 3.3%
   14,700   Corinthian Colleges, Inc.(b)....      939,771
                                              -----------
ENERGY -- 3.4%
   37,700   XTO Energy, Inc. ...............      953,056
                                              -----------
ENVIRONMENTAL SERVICES -- 3.0%
   17,100   Stericycle, Inc.(b).............      844,740
                                              -----------
FINANCIAL SERVICES -- 6.8%
   15,200   Merrill Lynch & Company.........      862,600
   27,333   New York Community Bancorp......    1,061,887
                                              -----------
                                                1,924,487
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 10.9%
   19,300   Bausch & Lomb, Inc. ............  $   969,439
   17,500   Coventry Health Care, Inc.(b)...    1,048,250
   14,800   Pharmaceutical Resources,
              Inc.(b).......................    1,074,184
                                              -----------
                                                3,091,873
                                              -----------
MACHINERY & EQUIPMENT -- 3.2%
   11,900   Caterpillar, Inc. ..............      904,995
                                              -----------
RESTAURANTS -- 6.4%
   24,400   Applebee's International,
              Inc. .........................      944,524
   26,800   Starbucks Corporation(b)........      859,476
                                              -----------
                                                1,804,000
                                              -----------
RETAIL -- 15.3%
   27,500   Chico's FAS, Inc.(b)............    1,055,450
   37,600   Coach, Inc.(b)..................    1,497,983
   15,500   Lowe's Companies, Inc. .........      903,650
   19,800   Tiffany & Company...............      897,930
                                              -----------
                                                4,355,013
                                              -----------
SHELTER -- 3.8%
   24,700   D. R. Horton, Inc.(b)...........    1,079,390
                                              -----------
TECHNOLOGY -- 3.0%
   36,400   Network Appliance, Inc.(b)......      841,204
                                              -----------
      TOTAL COMMON STOCKS...................   27,310,701
                                              -----------
INVESTMENT COMPANIES -- 3.8%
1,084,967   Performance Money Market
              Fund(c).......................    1,084,967
                                              -----------
      TOTAL INVESTMENT COMPANIES............    1,084,967
                                              -----------
      TOTAL (Cost $22,481,697)(a)...........  $28,395,668
                                              ===========

---------------

Percentages indicated are based on net assets of $28,384,009.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $6,008,503
          Unrealized depreciation.....................................     (94,532)
                                                                        ----------
          Net unrealized appreciation.................................  $5,913,971
                                                                        ==========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
PERFORMANCE ADVISOR GROWTH FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
MUTUAL FUNDS -- 95.2%
MANAGEMENT INVESTMENT, OPEN-END -- MUTUAL FUNDS -- 95.6%
  47,784    Performance Intermediate Term
              Income Fund(c).................  $  504,125
  98,542    Performance Large Cap Equity
              Fund(c)........................   1,584,552
  80,000    Performance Leaders Equity
              Fund(b)(c).....................     570,400
 133,792    Performance Mid Cap Equity
              Fund(b)(c).....................   1,985,474
  74,679    Performance Short Term Government
              Income Fund(c).................     749,781
                                               ----------
      TOTAL MUTUAL FUNDS.....................   5,394,332
                                               ----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 4.1%
 232,095    Performance Money Market
              Fund(c)........................  $  232,095
                                               ----------
      TOTAL INVESTMENT COMPANIES.............     232,095
                                               ----------
      TOTAL (Cost $5,246,513)(a).............  $5,626,427
                                               ==========

---------------
Percentages indicated are based on net assets of $5,663,853.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $386,576
          Unrealized depreciation.....................................    (6,662)
                                                                        --------
          Net unrealized appreciation.................................  $379,914
                                                                        ========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
PERFORMANCE ADVISOR MODERATE FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
MUTUAL FUNDS -- 97.0%
MANAGEMENT INVESTMENT, OPEN-END -- MUTUAL FUNDS -- 95.6%
  95,569    Performance Intermediate Term
              Income Fund(c).................  $1,008,250
  65,695    Performance Large Cap Equity
              Fund(c)........................   1,056,367
  80,000    Performance Leaders Equity
              Fund(b)(c).....................     570,400
 114,679    Performance Mid Cap Equity
              Fund(b)(c).....................   1,701,835
  99,572    Performance Short Term Government
              Income Fund(c).................     999,708
                                               ----------
      TOTAL MUTUAL FUNDS.....................   5,336,560
                                               ----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 2.7%
 149,625    Performance Money Market
              Fund(c)........................  $  149,625
                                               ----------
      TOTAL INVESTMENT COMPANIES.............     149,625
                                               ----------
      TOTAL (Cost $5,169,995)(a).............  $5,486,186
                                               ==========

---------------
Percentages indicated are based on net assets of $5,501,218.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $326,036
          Unrealized depreciation.....................................    (9,845)
                                                                        --------
          Net unrealized appreciation.................................  $316,191
                                                                        ========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
PERFORMANCE ADVISOR CONSERVATIVE FUND
Schedule of Portfolio Investments
November 30, 2003
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
MUTUAL FUNDS -- 94.4%
MANAGEMENT INVESTMENT, OPEN-END -- MUTUAL FUNDS -- 95.6%
 119,461    Performance Intermediate Term
              Income Fund(c).................  $1,260,313
  65,695    Performance Large Cap Equity
              Fund(c)........................   1,056,368
  57,339    Performance Mid Cap Equity
              Fund(b)(c).....................     850,917
 174,252    Performance Short Term Government
              Income Fund(c).................   1,749,489
                                               ----------
      TOTAL MUTUAL FUNDS.....................   4,917,087
                                               ----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 4.3%
 225,679    Performance Money Market
              Fund(c)........................  $  225,679
                                               ----------
      TOTAL INVESTMENT COMPANIES.............     225,679
                                               ----------
      TOTAL (Cost $5,003,833)(a).............  $5,142,766
                                               ==========

---------------
Percentages indicated are based on net assets of $5,209,355.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $154,719
          Unrealized depreciation.....................................   (15,786)
                                                                        --------
          Net unrealized appreciation.................................  $138,933
                                                                        ========

(b) Non-income producing security.

(c) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
November 30, 2003
(Unaudited)

                                                                              THE SHORT TERM
                                                                THE MONEY       GOVERNMENT     THE INTERMEDIATE
                                                               MARKET FUND     INCOME FUND     TERM INCOME FUND
                                                              -------------   --------------   ----------------
ASSETS:
Investments, at value.......................................  $504,167,587     $95,918,035       $81,978,138
Interest and dividends receivable...........................       271,382         810,042           917,022
Receivable for capital shares issued........................            --              --                --
Prepaid expenses............................................        34,273           6,702             7,028
                                                              ------------     -----------       -----------
TOTAL ASSETS................................................   504,473,242      96,734,779        82,902,188
                                                              ------------     -----------       -----------
LIABILITIES:
Payable to custodian........................................            --              62                51
Dividends payable...........................................       253,653         220,419           323,420
Payable for capital shares redeemed.........................            --          20,537                --
Accrued expenses and other liabilities:
  Advisory..................................................       110,659          31,893            30,588
  Administration............................................         9,157           3,560             3,055
  Distribution..............................................         9,560           2,544             2,528
  Custodian.................................................        17,730           3,189             2,719
  Other.....................................................        94,011          20,050            26,631
                                                              ------------     -----------       -----------
TOTAL LIABILITIES...........................................       494,770         302,254           388,992
                                                              ------------     -----------       -----------
NET ASSETS..................................................  $503,978,472     $96,432,525       $82,513,196
                                                              ============     ===========       ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $503,968,647     $97,966,157       $83,181,564
Accumulated net investment income/(loss)....................         9,732        (579,278)          582,213
Accumulated net realized gains/(losses) from investment
  transactions..............................................            93      (1,773,104)       (5,954,808)
Net unrealized appreciation from investment transactions....            --         818,750         4,704,227
                                                              ------------     -----------       -----------
NET ASSETS..................................................  $503,978,472     $96,432,525       $82,513,196
                                                              ============     ===========       ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $458,232,625     $84,684,875       $72,275,373
Shares Outstanding..........................................   458,221,686       8,439,017         6,851,144
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00     $     10.03       $     10.55
                                                              ============     ===========       ===========
CLASS A SHARES:
Net Assets..................................................  $ 45,531,445     $11,747,650       $ 9,559,852
Shares Outstanding..........................................    45,532,558       1,171,332           906,939
Net Asset Value and Redemption Price per share..............  $       1.00     $     10.03       $     10.54
                                                              ============     ===========       ===========
Maximum sales charge........................................            NA            3.00%            5.25%
                                                              ============     ===========       ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge).........................  $       1.00     $     10.34       $     11.12
                                                              ============     ===========       ===========
CLASS B SHARES:
Net Assets..................................................  $    214,402              --       $   677,971
Shares Outstanding..........................................       214,402              --            64,334
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $       1.00              --       $     10.54
                                                              ============     ===========       ===========
CLASS C SHARES:
Net Assets..................................................            --              --                --
Shares Outstanding..........................................            --              --                --
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................            --              --                --
                                                              ============     ===========       ===========

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

                                         THE LARGE CAP     THE MID CAP        THE LEADERS
                                          EQUITY FUND      EQUITY FUND        EQUITY FUND
                                         -------------     ------------     ----------------
ASSETS:
Investments, at value................... $101,678,780      $88,011,644        $ 28,395,668
Interest and dividends receivable.......      229,976           59,063               5,585
Receivable for capital shares issued....           --               --                  --
Prepaid expenses........................       15,836           13,377              17,022
                                         ------------      -----------        ------------
TOTAL ASSETS............................  101,924,592       88,084,084          28,418,275
                                         ------------      -----------        ------------
LIABILITIES:
Payable to custodian....................           65            1,591                 215
Dividends payable.......................      120,837               --                  --
Payable for capital shares redeemed.....       33,708              200               7,810
Accrued expenses and other liabilities:
  Advisory..............................       50,326           54,298              15,792
  Administration........................        3,736            3,224               1,025
  Distribution..........................        8,791            4,675                 403
  Custodian.............................        3,355            2,896                 919
  Other.................................       43,742           28,639               8,102
                                         ------------      -----------        ------------
TOTAL LIABILITIES.......................      264,560           95,523              34,266
                                         ------------      -----------        ------------
NET ASSETS.............................. $101,660,032      $87,988,561        $ 28,384,009
                                         ============      ===========        ============
COMPOSITION OF NET ASSETS:
Capital................................. $ 53,422,052      $61,499,032        $ 33,142,234
Accumulated net investment income /
 (loss).................................       (6,282)        (348,840)           (378,698)
Accumulated net realized gains/(losses)
 from investment transactions...........   11,358,742       (2,093,245)        (10,293,498)
Net unrealized appreciation from
 investment transactions................   36,885,520       28,931,614           5,913,971
                                         ------------      -----------        ------------
NET ASSETS.............................. $101,660,032      $87,988,561        $ 28,384,009
                                         ============      ===========        ============
INSTITUTIONAL CLASS SHARES:
Net Assets.............................. $ 68,380,197      $66,773,619        $ 27,135,168
Shares Outstanding......................    4,252,756        4,499,764           3,808,085
Net Asset Value, Offering Price and
 Redemption Price per share............. $      16.08      $     14.84        $       7.13
                                         ============      ===========        ============
CLASS A SHARES:
Net Assets.............................. $ 30,214,698      $20,559,069        $    993,008
Shares Outstanding......................    1,888,324        1,405,149             140,483
Net Asset Value and Redemption Price per
 share.................................. $      16.00      $     14.63        $       7.07
                                         ============      ===========        ============
Maximum sales charge....................         5.25%            5.25%               5.25%
                                         ============      ===========        ============
   Maximum Offering Price per share (Net
 Asset Value/(100%-maximum sales
 charge)................................ $      16.89      $     15.44        $       7.46
                                         ============      ===========        ============
CLASS B SHARES:
Net Assets.............................. $  3,065,137      $   655,873        $    255,833
Shares Outstanding......................      196,920           47,126              37,095
Net Asset Value, Offering Price and
 Redemption Price per share*............ $      15.57      $     13.92        $       6.90
                                         ============      ===========        ============
CLASS C SHARES:
Net Assets..............................           --               --                  --
Shares Outstanding......................           --               --                  --
Net Asset Value, Offering Price and
 Redemption Price per share.............           --               --                  --
                                         ============      ===========        ============

                                            ADVISOR        ADVISOR             ADVISOR
                                          GROWTH FUND   MODERATE FUND     CONSERVATIVE FUND
                                          -----------   -------------     -----------------
ASSETS:
Investments, at value...................  $5,626,427     $5,486,186          $5,142,766
Interest and dividends receivable.......       5,738          7,661              10,417
Receivable for capital shares issued....      35,418         11,123              59,651
Prepaid expenses........................       4,702          4,706               4,629
                                          ----------     ----------          ----------
TOTAL ASSETS............................   5,672,285      5,509,676           5,217,463
                                          ----------     ----------          ----------
LIABILITIES:
Payable to custodian....................          --             --                  --
Dividends payable.......................          --             --                  --
Payable for capital shares redeemed.....          --             --                  --
Accrued expenses and other liabilities:
  Advisory..............................          --             --                  --
  Administration........................         136            134                 127
  Distribution..........................       4,447          4,464               4,218
  Custodian.............................         178            179                 169
  Other.................................       3,671          3,681               3,594
                                          ----------     ----------          ----------
TOTAL LIABILITIES.......................       8,432          8,458               8,108
                                          ----------     ----------          ----------
NET ASSETS..............................  $5,663,853     $5,501,218          $5,209,355
                                          ==========     ==========          ==========
COMPOSITION OF NET ASSETS:
Capital.................................  $5,298,539     $5,191,742          $5,069,080
Accumulated net investment income /
 (loss).................................     (14,599)        (6,715)              1,342
Accumulated net realized gains/(losses)
 from investment transactions...........          --             --                  --
Net unrealized appreciation from
 investment transactions................     379,913        316,191             138,933
                                          ----------     ----------          ----------
NET ASSETS..............................  $5,663,853     $5,501,218          $5,209,355
                                          ==========     ==========          ==========
INSTITUTIONAL CLASS SHARES:
Net Assets..............................          --             --                  --
Shares Outstanding......................          --             --                  --
Net Asset Value, Offering Price and
 Redemption Price per share.............          --             --                  --
                                          ==========     ==========          ==========
CLASS A SHARES:
Net Assets..............................          --             --                  --
Shares Outstanding......................          --             --                  --
Net Asset Value and Redemption Price per
 share..................................          --             --                  --
                                          ==========     ==========          ==========
Maximum sales charge....................          --             --                  --
                                          ==========     ==========          ==========
   Maximum Offering Price per share (Net
 Asset Value/(100%-maximum sales
 charge)................................          --             --                  --
                                          ==========     ==========          ==========
CLASS B SHARES:
Net Assets..............................          --             --                  --
Shares Outstanding......................          --             --                  --
Net Asset Value, Offering Price and
 Redemption Price per share*............          --             --                  --
                                          ==========     ==========          ==========
CLASS C SHARES:
Net Assets..............................  $5,663,853     $5,501,218          $5,209,355
Shares Outstanding......................     528,276        518,495             506,735
Net Asset Value, Offering Price and
 Redemption Price per share.............  $    10.72     $    10.61          $    10.28
                                          ==========     ==========          ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the six months ended November 30, 2003
(Unaudited)

                                                                  THE SHORT TERM
                                                     THE MONEY      GOVERNMENT     THE INTERMEDIATE
                                                    MARKET FUND    INCOME FUND     TERM INCOME FUND
                                                    -----------   --------------   ----------------
INVESTMENT INCOME:
Interest..........................................  $2,921,142     $ 1,437,359       $ 2,441,559
Dividend..........................................          --           9,443             6,170
                                                    ----------     -----------       -----------
  TOTAL INVESTMENT INCOME.........................   2,921,142       1,446,802         2,447,729
                                                    ----------     -----------       -----------
EXPENSES:
Advisory..........................................     826,449         195,693           209,676
Administration....................................     413,230          73,385            62,903
Distribution:
  Class A Shares..................................      59,686          16,498            13,167
  Class B Shares..................................       1,504              --             3,416
  Class C Shares..................................          --              --                --
Accounting........................................      22,263          21,544            27,641
Custodian.........................................     110,194          19,569            16,774
Transfer agent....................................      61,330          17,093            26,904
Other.............................................     159,430          28,125            26,244
                                                    ----------     -----------       -----------
  Total expenses before fee reductions............   1,654,086         371,907           386,725
  Fee reductions..................................    (359,191)             --           (20,967)
                                                    ----------     -----------       -----------
  NET EXPENSES....................................   1,294,895         371,907           365,758
                                                    ----------     -----------       -----------
NET INVESTMENT INCOME.............................   1,626,247       1,074,895         2,081,971
                                                    ----------     -----------       -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
Net realized gains/(losses) from investment
  transactions....................................        (156)         87,439           437,252
Change in unrealized appreciation/(depreciation)
  from investments................................          --      (1,434,635)       (4,002,192)
                                                    ----------     -----------       -----------
Net realized/unrealized gains/(losses) from
  investments.....................................        (156)     (1,347,196)       (3,564,940)
                                                    ----------     -----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS....  $1,626,091     $  (272,301)      $(1,482,969)
                                                    ==========     ===========       ===========

                       See notes to financial statements.

                                         THE LARGE CAP     THE MID CAP      THE LEADERS
                                          EQUITY FUND      EQUITY FUND      EQUITY FUND
                                         -------------     ------------     -----------
INVESTMENT INCOME:
Interest................................  $        --      $     7,953      $       --
Dividend................................    1,135,614          384,753          70,280
                                          -----------      -----------      ----------
  TOTAL INVESTMENT INCOME...............    1,135,614          392,706          70,280
                                          -----------      -----------      ----------
EXPENSES:
Advisory................................      329,414          317,949         128,987
Administration..........................       82,355           63,590          19,348
DISTRIBUTION:
  Class A Shares........................       38,332           23,950           1,091
  Class B Shares........................       16,048            2,426           1,091
  Class C Shares........................           --               --              --
Accounting..............................       23,744           25,265          22,537
Custodian...............................       21,961           16,957           5,160
Transfer agent..........................       63,381           34,216          13,630
Other...................................       39,445           32,253           6,562
                                          -----------      -----------      ----------
  Total expenses before fee reductions..      614,680          516,606         207,752
  Fee reductions........................           --               --         (44,158)
                                          -----------      -----------      ----------
  NET EXPENSES..........................      614,680          516,606         163,594
                                          -----------      -----------      ----------
NET INVESTMENT INCOME...................      520,934         (123,900)        (93,314)
                                          -----------      -----------      ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
 FROM INVESTMENTS:
Net realized gains/(losses) from
 investment transactions................   11,115,458          869,670       1,745,516
Change in unrealized
 appreciation/depreciation from
investments.............................   (4,903,393)      13,696,975       2,114,075
                                          -----------      -----------      ----------
Net realized/unrealized gains from
 investments............................    6,212,065       14,566,645       3,859,591
                                          -----------      -----------      ----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................  $ 6,732,999      $14,442,745      $3,766,277
                                          ===========      ===========      ==========

                                            ADVISOR        ADVISOR             ADVISOR
                                          GROWTH FUND   MODERATE FUND     CONSERVATIVE FUND
                                          -----------   -------------     -----------------
INVESTMENT INCOME:
Interest................................   $     --       $     --            $     --
Dividend................................     20,198         28,108              38,939
                                           --------       --------            --------
  TOTAL INVESTMENT INCOME...............     20,198         28,108              38,939
                                           --------       --------            --------
EXPENSES:
Advisory................................      4,217          4,222               4,099
Administration..........................      2,530          2,533               2,459
DISTRIBUTION:
  Class A Shares........................         --             --                  --
  Class B Shares........................         --             --                  --
  Class C Shares........................     16,866         16,886              16,395
Accounting..............................     10,756         10,756              10,756
Custodian...............................        675            676                 656
Transfer agent..........................      2,628          2,628               2,585
Other...................................      3,365          3,370               2,858
                                           --------       --------            --------
  Total expenses before fee reductions..     41,037         41,071              40,294
  Fee reductions........................     (6,241)        (6,248)             (6,066)
                                           --------       --------            --------
  NET EXPENSES..........................     34,796         34,823              34,228
                                           --------       --------            --------
NET INVESTMENT INCOME...................    (14,598)        (6,715)              4,711
                                           --------       --------            --------
NET REALIZED/UNREALIZED GAINS/(LOSSES)
 FROM INVESTMENTS:
Net realized gains/(losses) from
 investment transactions................         --             --                  --
Change in unrealized
 appreciation/depreciation from
investments.............................    379,913        316,191             138,933
                                           --------       --------            --------
Net realized/unrealized gains from
 investments............................    379,913        316,191             138,933
                                           --------       --------            --------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................   $365,315       $309,476            $143,644
                                           ========       ========            ========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                                               THE SHORT TERM
                                                              THE MONEY MARKET FUND        GOVERNMENT INCOME FUND
                                                           ---------------------------   ---------------------------
                                                           FOR THE SIX                   FOR THE SIX
                                                           MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                                                           NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED
                                                               2003         MAY 31,          2003         MAY 31,
                                                           (UNAUDITED)        2003       (UNAUDITED)        2003
                                                           ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)...........................  $  1,626,247   $  6,272,729   $ 1,074,895    $ 3,156,896
  Net realized gains/(losses) from investment
    transactions.........................................          (156)          (410)       87,439        642,816
  Change in unrealized appreciation/(depreciation) from
    investments..........................................            --             --    (1,434,635)       502,487
                                                           ------------   ------------   -----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...........     1,626,091      6,272,319      (272,301)     4,302,199
                                                           ------------   ------------   -----------    -----------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares...........................    (1,538,972)    (5,726,440)   (1,173,227)    (3,085,104)
    Class A Shares.......................................       (86,787)      (544,782)     (166,326)      (387,178)
    Class B Shares.......................................          (488)        (1,507)           --             --
    Class C Shares.......................................            --             --            --             --
  Net realized gains:
    Institutional Class Shares...........................            --             --            --             --
    Class A Shares.......................................            --             --            --             --
    Class B Shares.......................................            --             --            --             --
    Class C Shares.......................................            --             --            --             --
                                                           ------------   ------------   -----------    -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS..........    (1,626,247)    (6,272,729)   (1,339,553)    (3,472,282)
                                                           ------------   ------------   -----------    -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...........   (27,649,101)   (78,234,463)   (1,305,137)       186,981
                                                           ------------   ------------   -----------    -----------
CHANGE IN NET ASSETS.....................................   (27,649,257)   (78,234,873)   (2,916,991)     1,016,898
NET ASSETS:
  Beginning of period....................................   531,627,729    609,862,602    99,349,516     98,332,618
                                                           ------------   ------------   -----------    -----------
  End of period..........................................  $503,978,472   $531,627,729   $96,432,525    $99,349,516
                                                           ============   ============   ===========    ===========

                       See notes to financial statements.

                                             THE INTERMEDIATE TERM
                                                  INCOME FUND                  THE LARGE CAP EQUITY FUND
                                         ------------------------------     -------------------------------
                                         FOR THE SIX                         FOR THE SIX
                                         MONTHS ENDED     FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                         NOVEMBER 30,         ENDED         NOVEMBER 30,          ENDED
                                             2003            MAY 31,            2003             MAY 31,
                                         (UNAUDITED)          2003           (UNAUDITED)          2003
                                         ------------     -------------     -------------     -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment
     income/(loss)...................... $ 2,081,971      $  5,169,687      $    520,934      $  1,037,855
  Net realized gains/(losses) from
     investment transactions............     437,252           522,433        11,115,458        (2,648,665)
  Change in unrealized
     appreciation/depreciation from
     investments........................  (4,002,192)        3,935,504        (4,903,393)      (12,353,833)
                                         -----------      ------------      ------------      ------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................  (1,482,969)        9,627,624         6,732,999       (13,964,643)
                                         -----------      ------------      ------------      ------------
DIVIDENDS:
Net investment income:
 Institutional Class Shares.............  (1,655,769)       (4,322,540)         (389,227)         (787,544)
 Class A Shares.........................    (226,580)         (607,442)         (128,637)         (237,665)
 Class B Shares.........................     (12,170)          (21,025)           (5,908)          (12,177)
 Class C Shares.........................          --                --                --                --
Net realized gains:
 Institutional Class Shares.............          --                --                --        (6,038,761)
 Class A Shares.........................          --                --                --        (2,392,136)
 Class B Shares.........................          --                --                --          (284,816)
 Class C Shares.........................          --                --                --                --
                                         -----------      ------------      ------------      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS..............................  (1,894,519)       (4,951,007)         (523,772)       (9,753,099)
                                         -----------      ------------      ------------      ------------
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS...........................  (3,886,505)      (11,837,742)      (19,810,256)        1,528,216
                                         -----------      ------------      ------------      ------------
CHANGE IN NET ASSETS....................  (7,263,993)       (7,161,125)      (13,601,029)      (22,189,526)

NET ASSETS:
 Beginning of period....................  89,777,189        96,938,314       115,261,061       137,450,587
                                         -----------      ------------      ------------      ------------
 End of period.......................... $82,513,196      $ 89,777,189      $101,660,032      $115,261,061
                                         ===========      ============      ============      ============


                                            THE MID CAP EQUITY FUND
                                          ---------------------------
                                          FOR THE SIX
                                          MONTHS ENDED   FOR THE YEAR
                                          NOVEMBER 30,      ENDED
                                              2003         MAY 31,
                                          (UNAUDITED)        2003
                                          ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment
     income/(loss)......................  $  (123,900)   $   (134,625)
  Net realized gains/(losses) from
     investment transactions............      869,670        (606,328)
  Change in unrealized
     appreciation/depreciation from
     investments........................   13,696,975      (6,144,905)
                                          -----------    ------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................   14,442,745      (6,885,858)
                                          -----------    ------------
DIVIDENDS:
Net investment income:
 Institutional Class Shares.............           --              --
 Class A Shares.........................           --              --
 Class B Shares.........................           --              --
 Class C Shares.........................           --              --
Net realized gains:
 Institutional Class Shares.............           --              --
 Class A Shares.........................           --              --
 Class B Shares.........................           --              --
 Class C Shares.........................           --              --
                                          -----------    ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS..............................           --              --
                                          -----------    ------------
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS...........................   (5,662,874)     (7,654,200)
                                          -----------    ------------
CHANGE IN NET ASSETS....................    8,779,871     (14,540,058)
NET ASSETS:
 Beginning of period....................   79,208,690      93,748,748
                                          -----------    ------------
 End of period..........................  $87,988,561    $ 79,208,690
                                          ===========    ============

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                               THE LEADERS EQUITY FUND         ADVISOR GROWTH FUND
                                                             ---------------------------   ---------------------------
                                                             FOR THE SIX                   FOR THE SIX
                                                             MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                                                             NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED
                                                                 2003         MAY 31,        2003(A)        MAY 31,
                                                             (UNAUDITED)        2003       (UNAUDITED)        2003
                                                             ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss).............................  $   (93,314)   $  (142,546)    $  (14,598)        NA
  Net realized gains/(losses) from investment
    transactions...........................................    1,745,516     (3,893,501)            --         NA
  Change in unrealized appreciation/depreciation from
    investments............................................    2,114,075        589,657        379,913         NA
                                                             -----------    -----------     ----------         --
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............    3,766,277     (3,446,390)       365,315         NA
                                                             -----------    -----------     ----------         --
DIVIDENDS:
  Net investment income:
    Institutional Class Shares.............................           --             --             --         NA
    Class A Shares.........................................           --             --             --         NA
    Class B Shares.........................................           --             --             --         NA
    Class C Shares.........................................           --             --             --         NA
  Net realized gains:
    Institutional Class Shares.............................           --             --             --         NA
    Class A Shares.........................................           --             --             --         NA
    Class B Shares.........................................           --             --             --         NA
    Class C Shares.........................................           --             --             --         NA
                                                             -----------    -----------     ----------         --
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS............           --             --             --         NA
                                                             -----------    -----------     ----------         --
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.............    1,314,818      2,522,590      5,298,538         NA
                                                             -----------    -----------     ----------         --
CHANGE IN NET ASSETS.......................................    5,081,095       (923,800)     5,663,853         NA
NET ASSETS:
  Beginning of period......................................   23,302,914     24,226,714             --         NA
                                                             -----------    -----------     ----------         --
  End of period............................................  $28,384,009    $23,302,914     $5,663,853         NA
                                                             ===========    ===========     ==========         ==

---------------

(a) Fund commenced operations on August 4, 2003.

                       See notes to financial statements

                                     ADVISOR MODERATE FUND                   ADVISOR CONSERVATIVE FUND
                               ----------------------------------        ----------------------------------
                               FOR THE SIX                               FOR THE SIX
                               MONTHS ENDED        FOR THE PERIOD        MONTHS ENDED        FOR THE PERIOD
                               NOVEMBER 30,            ENDED             NOVEMBER 30,            ENDED
                                 2003 (a)             MAY 31,              2003(a)              MAY 31,
                               (UNAUDITED)            2003(a)            (UNAUDITED)            2003(a)
                               ------------        --------------        ------------        --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment
 income/(loss)................  $   (6,715)              NA               $    4,711               NA
 Net realized gains/(losses)
 from investment
 transactions.................          --               NA                       --               NA
 Change in unrealized
 appreciation/depreciation
 from investments.............     316,191               NA                  138,933               NA
                                ----------               --               ----------               --
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS..............     309,476               NA                  143,644               NA
                                ----------               --               ----------               --
DIVIDENDS:
Net investment income:
 Institutional Class Shares...          --               --                       --               NA
 Class A Shares...............          --               --                       --               NA
 Class B Shares...............          --               --                       --               NA
 Class C Shares...............          --               --                   (3,369)              NA
 Net realized gains:
 Institutional Class Shares...          --               --                       --               NA
 Class A Shares...............          --               --                       --               NA
 Class B Shares...............          --               --                       --               NA
 Class C Shares...............          --               --                       --               NA
                                ----------               --               ----------               --
CHANGE IN NET ASSETS FROM
 SHAREHOLDER DIVIDENDS........          --               NA                   (3,369)              NA
                                ----------               --               ----------               --
CHANGE IN NET ASSETS FROM
 CAPITAL TRANSACTIONS.........   5,191,742               NA                5,069,080               NA
                                ----------               --               ----------               --
CHANGE IN NET ASSETS..........   5,501,218               NA                5,209,355               NA

NET ASSETS:
 Beginning of period..........          --               NA                       --               NA
                                ----------               --               ----------               --
 End of period................  $5,501,218               NA               $5,209,355               NA
                                ==========               ==               ==========               ==

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Schedules of Capital Stock Activity

                                                                                          THE SHORT TERM
                                                       THE MONEY MARKET FUND          GOVERNMENT INCOME FUND
                                                  -------------------------------   ---------------------------
                                                   FOR THE SIX                      FOR THE SIX
                                                  MONTHS ENDED     FOR THE YEAR     MONTHS ENDED   FOR THE YEAR
                                                  NOVEMBER 30,         ENDED        NOVEMBER 30,      ENDED
                                                      2003            MAY 31,           2003         MAY 31,
                                                   (UNAUDITED)         2003         (UNAUDITED)        2003
                                                  -------------   ---------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.....................  $ 651,349,141   $ 1,088,663,664   $ 18,821,580   $ 10,059,520
Dividends reinvested............................          8,385            30,300        566,582      1,612,515
Cost of shares redeemed.........................   (671,920,970)   (1,142,924,490)   (19,268,931)   (15,325,023)
                                                  -------------   ---------------   ------------   ------------
Institutional Class Shares capital
  transactions..................................    (20,563,444)      (54,230,526)       119,231     (3,652,988)
                                                  -------------   ---------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued.....................     16,608,592        60,135,911        690,175      6,813,278
Dividends reinvested............................         95,447           587,778        166,538        380,448
Cost of shares redeemed.........................    (23,642,247)      (84,778,493)    (2,281,081)    (3,353,757)
                                                  -------------   ---------------   ------------   ------------
Class A Shares capital transactions.............     (6,938,208)      (24,054,804)    (1,424,368)     3,839,969
                                                  -------------   ---------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued.....................         36,722           211,822             --             --
Dividends reinvested............................            463             1,354             --             --
Cost of shares redeemed.........................       (184,634)         (162,309)            --             --
                                                  -------------   ---------------   ------------   ------------
Class B Shares capital transactions.............       (147,449)           50,867             --             --
                                                  -------------   ---------------   ------------   ------------
CLASS C SHARES:
Proceeds from shares issued.....................             --                --             --             --
Dividends reinvested............................             --                --             --             --
Cost of shares redeemed.........................             --                --             --             --
                                                  -------------   ---------------   ------------   ------------
Class C Shares capital transactions.............             --                --             --             --
                                                  -------------   ---------------   ------------   ------------
Change in net assets from capital
  transactions..................................  $ (27,649,101)  $   (78,234,463)  $ (1,305,137)  $    186,981
                                                  =============   ===============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued..........................................    651,349,141     1,088,663,664      1,862,671        984,234
Reinvested......................................          8,385            30,300         55,920        157,801
Redeemed........................................   (671,920,970)   (1,142,924,490)    (1,907,271)    (1,498,222)
                                                  -------------   ---------------   ------------   ------------
Change in Institutional Class Shares............    (20,563,444)      (54,230,526)        11,320       (356,187)
                                                  -------------   ---------------   ------------   ------------
CLASS A SHARES:
Issued..........................................     16,608,592        60,135,911         68,175        665,942
Reinvested......................................         95,447           587,778         16,450         37,240
Redeemed........................................    (23,642,247)      (84,778,493)      (226,557)      (328,257)
                                                  -------------   ---------------   ------------   ------------
Change in Class A Shares........................     (6,938,208)      (24,054,804)      (141,932)       374,925
                                                  -------------   ---------------   ------------   ------------
CLASS B SHARES:
Issued..........................................         36,722           211,822             --             --
Reinvested......................................            463             1,354             --             --
Redeemed........................................       (184,634)         (162,309)            --             --
                                                  -------------   ---------------   ------------   ------------
Change in Class B Shares........................       (147,449)           50,867             --             --
                                                  -------------   ---------------   ------------   ------------
CLASS C SHARES:
Issued..........................................             --                --             --             --
Reinvested......................................             --                --             --             --
Redeemed........................................             --                --             --             --
                                                  -------------   ---------------   ------------   ------------
Change in C Class Shares........................             --                --             --             --
                                                  -------------   ---------------   ------------   ------------
Change in shares................................    (27,649,101)      (78,234,463)      (130,612)        18,738
                                                  =============   ===============   ============   ============

                                              THE INTERMEDIATE TERM
                                                   INCOME FUND                  THE LARGE CAP EQUITY FUND
                                         -------------------------------     -------------------------------
                                          FOR THE SIX                         FOR THE SIX
                                         MONTHS ENDED      FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                         NOVEMBER 30,          ENDED         NOVEMBER 30,          ENDED
                                             2003             MAY 31,            2003             MAY 31,
                                          (UNAUDITED)          2003           (UNAUDITED)          2003
                                         -------------     -------------     -------------     -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued............. $ 13,171,784      $  5,429,886      $  6,705,740      $ 19,158,970
Dividends reinvested....................      770,727         2,042,288           238,692         4,044,908
Cost of shares redeemed.................  (16,474,746)      (19,724,398)      (24,706,716)      (18,367,447)
                                         ------------      ------------      ------------      ------------
Institutional Class Shares capital
 transactions...........................   (2,532,235)      (12,252,224)      (17,762,284)        4,836,431
                                         ------------      ------------      ------------      ------------
CLASS A SHARES:
Proceeds from shares issued.............      633,679         5,018,869         1,492,071         2,998,181
Dividends reinvested....................      232,517           597,701           129,452         2,574,341
Cost of shares redeemed.................   (2,209,286)       (5,523,629)       (3,220,184)       (8,286,812)
                                         ------------      ------------      ------------      ------------
Class A Shares capital transactions.....   (1,343,090)           92,941        (1,598,661)       (2,714,290)
                                         ------------      ------------      ------------      ------------
CLASS B SHARES:
Proceeds from shares issued.............       92,034           453,350            51,822           198,370
Dividends reinvested....................        4,289             8,473             6,011           276,906
Cost of shares redeemed.................     (107,503)         (140,282)         (507,144)       (1,069,201)
                                         ------------      ------------      ------------      ------------
Class B Shares capital transactions.....      (11,180)          321,541          (449,311)         (593,925)
                                         ------------      ------------      ------------      ------------
CLASS C SHARES:
Proceeds from shares issued.............           --                --                --                --
Dividends reinvested....................           --                --                --                --
Cost of shares redeemed.................           --                --                --                --
                                         ------------      ------------      ------------      ------------
Class C Shares capital transactions.....           --                --                --                --
                                         ------------      ------------      ------------      ------------
Change in net assets from capital
 transactions........................... $ (3,886,505)     $(11,837,742)     $(19,810,256)     $  1,528,216
                                         ============      ============      ============      ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued..................................    1,244,896           509,562           435,918         1,272,949
Reinvested..............................       71,972           191,294            15,447           274,635
Redeemed................................   (1,556,771)       (1,842,169)       (1,587,867)       (1,226,590)
                                         ------------      ------------      ------------      ------------
Change in Institutional Class Shares....     (239,903)       (1,141,313)       (1,136,502)          320,994
                                         ------------      ------------      ------------      ------------
CLASS A SHARES:
Issued..................................       59,338           472,095            95,987           198,125
Reinvested..............................       21,743            55,968             8,412           175,652
Redeemed................................     (207,969)         (514,836)         (204,971)         (549,525)
                                         ------------      ------------      ------------      ------------
Change in Class A Shares................     (126,888)           13,227          (100,572)         (175,748)
                                         ------------      ------------      ------------      ------------
CLASS B SHARES:
Issued..................................        8,447            42,162             3,456            13,793
Reinvested..............................          401               792               403            19,441
Redeemed................................       (9,863)          (13,105)          (33,263)          (73,165)
                                         ------------      ------------      ------------      ------------
Change in Class B Shares................       (1,015)           29,849           (29,404)          (39,931)
                                         ------------      ------------      ------------      ------------
CLASS C SHARES:
Issued..................................           --                --                --                --
Reinvested..............................           --                --                --                --
Redeemed................................           --                --                --                --
                                         ------------      ------------      ------------      ------------
Change in C Class Shares................           --                --                --                --
                                         ------------      ------------      ------------      ------------
Change in shares........................     (367,806)       (1,098,237)       (1,266,478)          105,315
                                         ============      ============      ============      ============


                                             THE MID CAP EQUITY FUND
                                          -----------------------------
                                           FOR THE SIX
                                          MONTHS ENDED    FOR THE YEAR
                                          NOVEMBER 30,        ENDED
                                              2003           MAY 31,
                                           (UNAUDITED)        2003
                                          -------------   -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.............  $  6,689,364    $ 10,281,558
Dividends reinvested....................            --              --
Cost of shares redeemed.................   (12,221,043)    (16,137,771)
                                          ------------    ------------
Institutional Class Shares capital
 transactions...........................    (5,531,679)     (5,856,213)
                                          ------------    ------------
CLASS A SHARES:
Proceeds from shares issued.............     1,212,503       2,219,823
Dividends reinvested....................            --              --
Cost of shares redeemed.................    (1,540,273)     (3,949,920)
                                          ------------    ------------
Class A Shares capital transactions.....      (327,770)     (1,730,097)
                                          ------------    ------------
CLASS B SHARES:
Proceeds from shares issued.............       205,732         197,421
Dividends reinvested....................            --              --
Cost of shares redeemed.................        (9,157)       (265,311)
                                          ------------    ------------
Class B Shares capital transactions.....       196,575         (67,890)
                                          ------------    ------------
CLASS C SHARES:
Proceeds from shares issued.............            --              --
Dividends reinvested....................            --              --
Cost of shares redeemed.................            --              --
                                          ------------    ------------
Class C Shares capital transactions.....            --              --
                                          ------------    ------------
Change in net assets from capital
 transactions...........................  $ (5,662,874)   $ (7,654,200)
                                          ============    ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued..................................       504,613         910,553
Reinvested..............................            --              --
Redeemed................................      (888,721)     (1,419,209)
                                          ------------    ------------
Change in Institutional Class Shares....      (384,108)       (508,656)
                                          ------------    ------------
CLASS A SHARES:
Issued..................................        90,810         192,462
Reinvested..............................            --              --
Redeemed................................      (113,165)       (343,460)
                                          ------------    ------------
Change in Class A Shares................       (22,355)       (150,998)
                                          ------------    ------------
CLASS B SHARES:
Issued..................................        15,738          17,680
Reinvested..............................            --              --
Redeemed................................          (718)        (24,054)
                                          ------------    ------------
Change in Class B Shares................        15,020          (6,374)
                                          ------------    ------------
CLASS C SHARES:
Issued..................................            --              --
Reinvested..............................            --              --
Redeemed................................            --              --
                                          ------------    ------------
Change in C Class Shares................            --              --
                                          ------------    ------------
Change in shares........................      (391,443)       (666,028)
                                          ============    ============

PERFORMANCE FUNDS TRUST
Schedules of Capital Stock Activity

                                                             THE LEADERS EQUITY FUND        THE ADVISOR GROWTH FUND
                                                          -----------------------------   ---------------------------
                                                          FOR THE SIX                     FOR THE SIX
                                                          MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE YEAR
                                                          NOVEMBER 30,       ENDED        NOVEMBER 30,      ENDED
                                                              2003          MAY 31,         2003(A)        MAY 31,
                                                          (UNAUDITED)         2003        (UNAUDITED)        2003
                                                          ------------   --------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.............................  $ 3,237,079     $ 6,771,524      $       --         NA
Dividends reinvested....................................           --              --              --         NA
Cost of shares redeemed.................................   (2,024,234)     (4,155,341)             --         NA
                                                          -----------     -----------      ----------         --
Institutional Class Shares capital transactions.........    1,212,845       2,616,183              --         NA
                                                          -----------     -----------      ----------         --
CLASS A SHARES:
Proceeds from shares issued.............................      301,300         450,063              --         NA
Dividends reinvested....................................           --              --              --         NA
Cost of shares redeemed.................................     (244,950)       (522,724)             --         NA
                                                          -----------     -----------      ----------         --
Class A Shares capital transactions.....................       56,350         (72,661)             --         NA
                                                          -----------     -----------      ----------         --
CLASS B SHARES:
Proceeds from shares issued.............................       56,810          33,330              --         NA
Dividends reinvested....................................           --              --              --         NA
Cost of shares redeemed.................................      (11,187)        (54,262)             --         NA
                                                          -----------     -----------      ----------         --
Class B Shares capital transactions.....................       45,623         (20,932)             --         NA
                                                          -----------     -----------      ----------         --
CLASS C SHARES:
Issued..................................................           --              --       5,305,399         NA
Reinvested..............................................           --              --              --         NA
Redeemed................................................           --              --          (6,861)        NA
                                                          -----------     -----------      ----------         --
Class C Shares capital transactions.....................           --              --       5,298,538         NA
                                                          -----------     -----------      ----------         --
Change in net assets from capital transactions..........  $ 1,314,818     $ 2,522,590      $5,298,538         NA
                                                          ===========     ===========      ==========         ==
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued..................................................      499,957       1,154,680              --         NA
Reinvested..............................................           --              --              --         NA
Redeemed................................................     (299,310)       (700,716)             --         NA
                                                          -----------     -----------      ----------         --
Change in Institutional Class Shares....................      200,647         453,964              --         --
                                                          -----------     -----------      ----------         --
CLASS A SHARES:
Issued..................................................       46,640          79,241              --         NA
Reinvested..............................................           --              --              --         NA
Redeemed................................................      (38,284)        (91,843)             --         NA
                                                          -----------     -----------      ----------         --
Change in Class A Shares................................        8,356         (12,602)             --         NA
                                                          -----------     -----------      ----------         --
CLASS B SHARES:
Issued..................................................        9,244           5,798              --         NA
Reinvested..............................................           --              --              --         NA
Redeemed................................................       (1,809)         (9,071)             --         NA
                                                          -----------     -----------      ----------         --
Change in Class B Shares................................        7,435          (3,273)             --         NA
                                                          -----------     -----------      ----------         --
CLASS C SHARES:
Issued..................................................           --              --         528,923         NA
Reinvested..............................................           --              --              --         NA
Redeemed................................................           --              --            (647)        NA
                                                          -----------     -----------      ----------         --
Change in C Class Shares................................           --              --         528,276         NA
                                                          -----------     -----------      ----------         --
Change in shares........................................      216,438         438,089         528,276         NA
                                                          ===========     ===========      ==========         ==

---------------

(a) The three Advisor Funds commenced operations effective 8/4/03

                                                                           THE ADVISOR CONSERVATIVE
                                  THE ADVISOR MODERATE FUND                          FUND
                               --------------------------------        --------------------------------
                               FOR THE SIX                             FOR THE SIX
                               MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                               NOVEMBER 30,           ENDED            NOVEMBER 30,           ENDED
                                 2003(a)             MAY 31,             2003(a)             MAY 31,
                               (UNAUDITED)             2003            (UNAUDITED)             2003
                               ------------        ------------        ------------        ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued...  $       --              NA              $       --              NA
Dividends reinvested..........          --              NA                      --              NA
Cost of shares redeemed.......          --              NA                      --              NA
                                ----------              --              ----------              --
Institutional Class Shares
 capital transactions.........          --              NA                      --              NA
                                ----------              --              ----------              --
CLASS A SHARES:
Proceeds from shares issued...          --              NA                      --              NA
Dividends reinvested..........          --              NA                      --              NA
Cost of shares redeemed.......          --              NA                      --              NA
                                ----------              --              ----------              --
Class A Shares capital
 transactions.................          --              NA                      --              NA
                                ----------              --              ----------              --
CLASS B SHARES:
Proceeds from shares issued...          --              NA                      --              NA
Dividends reinvested..........          --              NA                      --              NA
Cost of shares redeemed.......          --              NA                      --              NA
                                ----------              --              ----------              --
Class B Shares capital
 transactions.................          --              NA                      --              NA
                                ----------              --              ----------              --
CLASS C SHARES:
Issued........................   5,191,742              NA               5,066,657              NA
Reinvested....................          --              NA                   2,423              NA
Redeemed......................          --              NA                      --              NA
                                ----------              --              ----------              --
Class C Shares capital
 transactions.................   5,191,742              NA               5,069,080              NA
                                ----------              --              ----------              --
Change in net assets from
 capital transactions.........  $5,191,742              NA              $5,069,080              NA
                                ==========              ==              ==========              ==
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued........................          --              NA                      --              NA
Reinvested....................          --              NA                      --              NA
Redeemed......................          --              NA                      --              NA
                                ----------              --              ----------              --
CHANGE IN INSTITUTIONAL CLASS
 SHARES                                 --              NA                      --              NA
                                ----------              --              ----------              --
CLASS A SHARES:
Issued........................          --              NA                      --              NA
Reinvested....................          --              NA                      --              NA
Redeemed......................          --              NA                      --              NA
                                ----------              --              ----------              --
Change in Class A Shares......          --              NA                      --              NA
                                ----------              --              ----------              --
CLASS B SHARES:
Issued........................          --              NA                      --              NA
Reinvested....................          --              NA                      --              NA
Redeemed......................          --              NA                      --              NA
                                ----------              --              ----------              --
Change in Class B Shares......          --              NA                      --              NA
                                ----------              --              ----------              --
CLASS C SHARES:
Issued........................     518,496              NA                 506,495              NA
Reinvested....................          --              NA                     240              NA
Redeemed......................          --              NA                      --              NA
                                ----------              --              ----------              --
Change in C Class Shares......     518,496              NA                 506,735              NA
                                ----------              --              ----------              --
Change in shares..............     518,496              NA                 506,735              NA
                                ==========              ==              ==========              ==

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 2003
(Unaudited)

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of ten separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Advisor Lifestyle Growth Fund, The Advisor Lifestyle Moderate Fund, and The Advisor Lifestyle Conservative Fund (individually a "Fund", collectively the "Funds"). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund, which offers Institutional Class Shares and Class A Shares only, and the three Advisor Lifestyle Funds, which offers C Class Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the "Official Closing Price" as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2003
(Unaudited)

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. Expenses specific to a class are charged to that class.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Advisor Lifestyle Growth Fund, The Advisor Lifestyle Moderate Fund, and The Advisor Lifestyle Conservative Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

3. RELATED PARTY TRANSACTIONS


ADVISOR AND CUSTODIAN:
Trustmark Investment Advisors, Inc. ("Trustmark") acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the six months ended November 30, 2003, the advisory fee rates were as follows:

                                                               ADVISORY FEE RATE
                                                               -----------------
The Money Market Fund.......................................         0.30%
The Short Term Government Income Fund.......................         0.40%
The Intermediate Term Income Fund...........................         0.50%
The Large Cap Equity Fund...................................         0.60%
The Mid Cap Equity Fund.....................................         0.75%
The Leaders Equity Fund.....................................         1.00%
The Advisor Lifestyle Growth Fund...........................         0.25%
The Advisor Lifestyle Moderate Fund.........................         0.25%
The Advisor Lifestyle Conservative Fund.....................         0.25%

Trustmark National Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2003
(Unaudited)

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, serves as the distribution agent of the Funds. The Trust has adopted a compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended November 30, 2003, the Distributor received $32,103 from commissions earned on sales of the Funds of which $3,426 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

FEE REDUCTIONS:
The Advisor, Administrator, Custodian and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

FUND                                                              CLASS       EXPENSE LIMITATION
----                                                          -------------   ------------------
The Leaders Equity Fund.....................................  Institutional          1.25%
The Leaders Equity Fund.....................................              A          1.50%
The Leaders Equity Fund.....................................              B          2.25%

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 2003, were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
The Short Term Government Income Fund.......................  $10,161,129   $26,280,925
The Intermediate Term Income Fund...........................   11,014,241    18,478,799
The Large Cap Equity Fund...................................    5,053,183    23,260,536
The Mid Cap Equity Fund.....................................    1,768,396     5,122,692
The Leaders Equity Fund.....................................   23,597,436    23,086,908
The Advisor Lifestyle Growth Fund...........................    5,014,418             0
The Advisor Lifestyle Moderate Fund.........................    5,020,370             0
The Advisor Lifestyle Conservative Fund.....................    4,778,154             0

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                    INVESTMENT ACTIVITIES                         DIVIDENDS
                                                         -------------------------------------------      -------------------------
                                          NET ASSET                          NET
                                           VALUE,           NET           REALIZED        TOTAL FROM         NET
                                          BEGINNING      INVESTMENT       GAINS ON        INVESTMENT      INVESTMENT        TOTAL
                                          OF PERIOD        INCOME        INVESTMENTS      ACTIVITIES        INCOME        DIVIDENDS
                                          ---------      ----------      -----------      ----------      ----------      ---------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    $1.00          $  --*            $--            $  --*          $   --*        $   --*
  Year Ended May 31, 2003...............     1.00           0.01             --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2002...............     1.00           0.02             --              0.02            (0.02)         (0.02)
  Year Ended May 31, 2001...............     1.00           0.06             --              0.06            (0.06)         (0.06)
  Year Ended May 31, 2000...............     1.00           0.05             --              0.05            (0.05)         (0.05)
  Year Ended May 31, 1999...............     1.00           0.05             --              0.05            (0.05)         (0.05)

CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     1.00             --*            --                --*              --*            --*
  Year Ended May 31, 2003...............     1.00           0.01             --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2002...............     1.00           0.02             --              0.02            (0.02)         (0.02)
  Year Ended May 31, 2001...............     1.00           0.06             --              0.06            (0.06)         (0.06)
  Year Ended May 31, 2000...............     1.00           0.05             --              0.05            (0.05)         (0.05)
  Year Ended May 31, 1999(b)............     1.00           0.05             --              0.05            (0.05)         (0.05)

CLASS B
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     1.00             --*            --                --*              --*            --*
  Year Ended May 31, 2003...............     1.00             --*            --*               --*              --*            --*
  Year Ended May 31, 2002...............     1.00           0.01             --              0.01            (0.01)         (0.01)
  Year Ended May 31, 2001...............     1.00           0.05             --*             0.05            (0.05)         (0.05)
  Year Ended May 31, 2000...............     1.00           0.04             --              0.04            (0.04)         (0.04)
  Period Ended May 31, 1999(c)..........     1.00           0.02             --              0.02            (0.02)         (0.02)

---------------

 * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.

(c) Class B commenced operations on October 2, 1998.

(d) Not annualized.

(e) Annualized.

                       See notes to financial statements.

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                             ---------------------------
                                                              TOTAL RETURN                     RATIO OF
                                                NET ASSET      (EXCLUDES     NET ASSETS AT     EXPENSES
                                                 VALUE,        REDEMPTION    END OF PERIOD    TO AVERAGE
                                              END OF PERIOD     CHARGE)         (000'S)       NET ASSETS
                                              -------------   ------------   --------------   ----------

INSTITUTIONAL CLASS
 For the Six Months Ended November 30, 2003
  (Unaudited)................................     $1.00           0.31%         $458,233         0.45%
 Year Ended May 31, 2003.....................      1.00           1.11           478,796         0.44
 Year Ended May 31, 2002.....................      1.00           2.26           533,027         0.42
 Year Ended May 31, 2001.....................      1.00           5.92           574,726         0.37
 Year Ended May 31, 2000.....................      1.00           5.38           432,090         0.35
 Year Ended May 31, 1999.....................      1.00           5.05           382,178         0.35

CLASS A
For the Six Months Ended November 30, 2003
 (Unaudited).................................      1.00           0.18            45,531         0.70
 Year Ended May 31, 2003.....................      1.00           0.86            52,470         0.69
 Year Ended May 31, 2002.....................      1.00           2.01            76,525         0.67
 Year Ended May 31, 2001.....................      1.00           5.66            86,334         0.62
 Year Ended May 31, 2000.....................      1.00           5.12            82,852         0.60
 Year Ended May 31, 1999 (b).................      1.00           4.79            94,347         0.60

CLASS B
For the Six Months Ended November 30, 2003
 (Unaudited).................................      1.00           0.16               214         0.74
 Year Ended May 31, 2003.....................      1.00           0.39               362         1.15
 Year Ended May 31, 2002.....................      1.00           1.24               311         1.42
 Year Ended May 31, 2001.....................      1.00           4.87               266         1.37
 Year Ended May 31, 2000.....................      1.00           4.35               308         1.33
 Period Ended May 31, 1999 (c)...............      1.00           2.30(d)            198         1.51(e)

                                                   RATIOS/SUPPLEMENTARY DATA
                                               ---------------------------------
                                                 RATIO OF NET        RATIO OF
                                               INVESTMENT INCOME     EXPENSES
                                                  TO AVERAGE        TO AVERAGE
                                                  NET ASSETS       NET ASSETS(A)
                                               -----------------   -------------
INSTITUTIONAL CLASS
 For the Six Months Ended November 30, 2003
  (Unaudited)................................        0.61%             0.58%
 Year Ended May 31, 2003.....................        1.12              0.57
 Year Ended May 31, 2002.....................        2.26              0.56
 Year Ended May 31, 2001.....................        5.73              0.55
 Year Ended May 31, 2000.....................        5.26              0.54
 Year Ended May 31, 1999.....................        4.92              0.59
CLASS A
For the Six Months Ended November 30, 2003
 (Unaudited).................................        0.36              0.93
 Year Ended May 31, 2003.....................        0.89              0.92
 Year Ended May 31, 2002.....................        2.02              0.91
 Year Ended May 31, 2001.....................        5.49              0.90
 Year Ended May 31, 2000.....................        4.99              0.79
 Year Ended May 31, 1999 (b).................        4.67              0.84
CLASS B
For the Six Months Ended November 30, 2003
 (Unaudited).................................        0.32              1.57
 Year Ended May 31, 2003.....................        0.39              1.57
 Year Ended May 31, 2002.....................        1.18              1.56
 Year Ended May 31, 2001.....................        4.76              1.55
 Year Ended May 31, 2000.....................        4.30              1.52
 Period Ended May 31, 1999 (c)...............        3.43(e)           1.73(e)

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                          NET ASSET                       NET REALIZED
                                           VALUE,           NET          AND UNREALIZED      TOTAL FROM
                                          BEGINNING      INVESTMENT      GAINS/(LOSSES)      INVESTMENT
                                          OF PERIOD        INCOME        ON INVESTMENTS      ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................   $10.20          $0.17             $(0.20)           $(0.03)
  Year Ended May 31, 2003...............    10.11           0.33               0.12              0.45
  Year Ended May 31, 2002...............    10.02           0.44               0.09              0.53
  Year Ended May 31, 2001...............     9.66           0.53               0.36              0.89
  Year Ended May 31, 2000...............     9.79           0.51              (0.13)             0.38
  Year Ended May 31, 1999...............     9.85           0.50              (0.06)             0.44

CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    10.19           0.16              (0.19)            (0.03)
  Year Ended May 31, 2003...............    10.11           0.31               0.11              0.42
  Year Ended May 31, 2002...............    10.02           0.42               0.09              0.51
  Year Ended May 31, 2001...............     9.66           0.51               0.36              0.87
  Year Ended May 31, 2000...............     9.79           0.48              (0.13)             0.35
  Year Ended May 31, 1999(d)............     9.85           0.48              (0.06)             0.42

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    $(0.14)        $(0.14)
  Year Ended May 31, 2003...............     (0.36)         (0.36)
  Year Ended May 31, 2002...............     (0.44)         (0.44)
  Year Ended May 31, 2001...............     (0.53)         (0.53)
  Year Ended May 31, 2000...............     (0.51)         (0.51)
  Year Ended May 31, 1999...............     (0.50)         (0.50)
CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     (0.13)         (0.13)
  Year Ended May 31, 2003...............     (0.34)         (0.34)
  Year Ended May 31, 2002...............     (0.42)         (0.42)
  Year Ended May 31, 2001...............     (0.51)         (0.51)
  Year Ended May 31, 2000...............     (0.48)         (0.48)
  Year Ended May 31, 1999(d)............     (0.48)         (0.48)

---------------

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares to a maximum sales charge of 3.00%.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                              ------------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                NET ASSET     TOTAL RETURN    NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,         (EXCLUDES     END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD   SALES CHARGE)      (000'S)       NET ASSETS    NET ASSETS
                                              -------------   -------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
For the Six Months Ended November 30, 2003
 (Unaudited).................................    $10.03          (0.29)%         $ 84,685         0.72%         2.23%
  Year Ended May 31, 2003....................     10.20           4.51             85,962         0.71          3.22
  Year Ended May 31, 2002....................     10.11           5.42             88,846         0.71          4.40
  Year Ended May 31, 2001....................     10.02           9.46             68,672         0.73          5.42
  Year Ended May 31, 2000....................      9.66           3.94             87,517         0.70          5.20
  Year Ended May 31, 1999....................      9.79           4.57            113,145         0.69          5.09

CLASS A
For the Six Months Ended November 30, 2003
 (Unaudited).................................     10.03          (0.32)            11,748         0.97          1.97
  Year Ended May 31, 2003....................     10.19           4.16             13,388         0.97          2.91
  Year Ended May 31, 2002....................     10.11           5.16              9,486         0.96          4.14
  Year Ended May 31, 2001....................     10.02           9.19              5,865         0.98          5.16
  Year Ended May 31, 2000....................      9.66           3.68              4,466         0.95          4.95
  Year Ended May 31, 1999(d).................      9.79           4.31              5,596         0.94          4.82

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(A)   TURNOVER(B)
                                               -------------   ------------
INSTITUTIONAL CLASS
For the Six Months Ended November 30, 2003
 (Unaudited).................................        --           10.77%
  Year Ended May 31, 2003....................        --           43.36
  Year Ended May 31, 2002....................        --           39.48
  Year Ended May 31, 2001....................        --           29.53
  Year Ended May 31, 2000....................        --           32.29
  Year Ended May 31, 1999....................        --           49.19
CLASS A
For the Six Months Ended November 30, 2003
 (Unaudited).................................      1.07           10.77
  Year Ended May 31, 2003....................      1.08           43.36
  Year Ended May 31, 2002....................      1.06           39.48
  Year Ended May 31, 2001....................      1.08           29.53
  Year Ended May 31, 2000....................          (c)        32.29
  Year Ended May 31, 1999(d).................          (c)        49.19

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                            INVESTMENT ACTIVITIES                   DIVIDENDS
                                                   ----------------------------------------   ----------------------
                                       NET ASSET                 NET REALIZED
                                        VALUE,        NET       AND UNREALIZED   TOTAL FROM      NET
                                       BEGINNING   INVESTMENT   GAINS/(LOSSES)   INVESTMENT   INVESTMENT     TOTAL
                                       OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME     DIVIDENDS
                                       ---------   ----------   --------------   ----------   ----------   ---------
INSTITUTIONAL CLASS
  For the Six Months Ended November
    30, 2003 (Unaudited).............   $10.96       $0.26          $(0.43)        $(0.17)      $(0.24)     $(0.24)
  Year Ended May 31, 2003............    10.44        0.58            0.50           1.08        (0.56)      (0.56)
  Year Ended May 31, 2002............    10.19        0.60            0.23           0.83        (0.58)      (0.58)
  Year Ended May 31, 2001............     9.58        0.59            0.61           1.20        (0.59)      (0.59)
  Year Ended May 31, 2000............    10.06        0.55           (0.48)          0.07        (0.55)      (0.55)
  Year Ended May 31, 1999............    10.34        0.54           (0.28)          0.26        (0.54)      (0.54)

CLASS A
  For the Six Months Ended November
    30, 2003 (Unaudited).............    10.95        0.27           (0.45)         (0.18)       (0.23)      (0.23)
  Year Ended May 31, 2003............    10.43        0.55            0.50           1.05        (0.53)      (0.53)
  Year Ended May 31, 2002............    10.18        0.58            0.23           0.81        (0.56)      (0.56)
  Year Ended May 31, 2001............     9.57        0.56            0.61           1.17        (0.56)      (0.56)
  Year Ended May 31, 2000............    10.05        0.52           (0.48)          0.04        (0.52)      (0.52)
  Year Ended May 31, 1999(c).........    10.34        0.52           (0.29)          0.23        (0.52)      (0.52)

CLASS B
  For the Six Months Ended November
    30, 2003 (Unaudited).............    10.95        0.21           (0.43)         (0.22)       (0.19)      (0.19)
  Year Ended May 31, 2003............    10.43        0.47            0.51           0.98        (0.46)      (0.46)
  Year Ended May 31, 2002............    10.18        0.49            0.24           0.73        (0.48)      (0.48)
  Year Ended May 31, 2001............     9.57        0.49            0.61           1.10        (0.49)      (0.49)
  Year Ended May 31, 2000............    10.05        0.45           (0.48)         (0.03)       (0.45)      (0.45)
  Period Ended May 31, 1999(d).......    10.81        0.28           (0.76)         (0.48)       (0.28)      (0.28)

---------------

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(d) Class B commenced operations on October 2, 1998.

(e) Not annualized.

(f)  Annualized.

                       See notes to financial statements.

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                  -----------------------------------------------
                                                 TOTAL RETURN                                      RATIO OF NET
                                                  (EXCLUDES                          RATIO OF       INVESTMENT
                                 NET ASSET        SALES AND       NET ASSETS AT      EXPENSES         INCOME
                                  VALUE,          REDEMPTION      END OF PERIOD     TO AVERAGE      TO AVERAGE
                               END OF PERIOD       CHARGE)           (000'S)        NET ASSETS      NET ASSETS
                               -------------     ------------     -------------     ----------     ------------
INSTITUTIONAL CLASS
For the Six Months Ended
 November 30, 2003
 (Unaudited)..................    $10.55             (1.51)%        $ 72,275             0.83%           4.99%
  Year Ended May 31, 2003.....     10.96             10.64            77,737             0.80            5.48
  Year Ended May 31, 2002.....     10.44              8.34            85,922             0.79            5.78
  Year Ended May 31, 2001.....     10.19             12.79           121,110             0.76            5.93
  Year Ended May 31, 2000.....      9.58              0.71           141,404             0.75            5.59
  Year Ended May 31, 1999.....     10.06              2.47           154,916             0.79            5.18

CLASS A
For the Six Months Ended
 November 30, 2003
 (Unaudited)..................     10.54             (1.64)            9,560             1.08            4.75
  Year Ended May 31, 2003.....     10.95             10.37            11,324             1.05            5.21
  Year Ended May 31, 2002.....     10.43              8.07            10,646             1.04            5.58
  Year Ended May 31, 2001.....     10.18             12.51            11,888             1.01            5.65
  Year Ended May 31, 2000.....      9.57              0.45             6,139             1.00            5.32
  Year Ended May 31,
     1999(c)..................     10.05              2.11             8,219             1.05            4.92

CLASS B
For the Six Months Ended
 November 30, 2003
 (Unaudited)..................     10.54             (2.01)              678             1.83            3.99
  Year Ended May 31, 2003.....     10.95              9.59               716             1.79            4.57
  Year Ended May 31, 2002.....     10.43              7.31               370             1.79            4.88
  Year Ended May 31, 2001.....     10.18             11.69               116             1.76            4.92
  Year Ended May 31, 2000.....      9.57             (0.30)               76             1.75            4.57
  Period Ended May 31,
     1999(d)..................     10.05             (4.54)(e)            95             1.79(f)         4.01(f)

                                  RATIOS/SUPPLEMENTARY DATA
                                -----------------------------

                                  RATIO OF
                                  EXPENSES
                                 TO AVERAGE        PORTFOLIO
                                NET ASSETS(a)     TURNOVER(b)
                                -------------     -----------
INSTITUTIONAL CLASS
For the Six Months Ended
 November 30, 2003
 (Unaudited)..................        0.88%          13.48%
  Year Ended May 31, 2003.....        0.85           16.97
  Year Ended May 31, 2002.....        0.84            7.02
  Year Ended May 31, 2001.....        0.81           14.06
  Year Ended May 31, 2000.....        0.80           53.19
  Year Ended May 31, 1999.....        0.84           74.03
CLASS A
For the Six Months Ended
 November 30, 2003
 (Unaudited)..................        1.23           13.48
  Year Ended May 31, 2003.....        1.20           16.97
  Year Ended May 31, 2002.....        1.19            7.02
  Year Ended May 31, 2001.....        1.16           14.06
  Year Ended May 31, 2000.....        1.05           53.19
  Year Ended May 31,
     1999(c)..................        1.10           74.03
CLASS B
For the Six Months Ended
 November 30, 2003
 (Unaudited)..................        1.88           13.48
  Year Ended May 31, 2003.....        1.84           16.97
  Year Ended May 31, 2002.....        1.84            7.02
  Year Ended May 31, 2001.....        1.81           14.06
  Year Ended May 31, 2000.....        1.80           53.19
  Period Ended May 31,
     1999(d)..................        1.84(f)        74.03

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         --------------------------------------------------
                                          NET ASSET         NET            NET REALIZED
                                           VALUE,        INVESTMENT       AND UNREALIZED        TOTAL FROM
                                          BEGINNING       INCOME/         GAINS/(LOSSES)        INVESTMENT
                                          OF PERIOD        (LOSS)         ON INVESTMENTS        ACTIVITIES
                                          ---------      ----------      ----------------      ------------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................   $15.19          $ 0.04             $ 0.93              $ 0.97
  Year Ended May 31, 2003...............    18.37            0.15              (1.97)              (1.82)
  Year Ended May 31, 2002...............    23.25            0.12              (3.11)              (2.99)
  Year Ended May 31, 2001...............    28.83            0.11              (3.39)              (3.28)
  Year Ended May 31, 2000...............    28.18            0.12               1.41                1.53
  Year Ended May 31, 1999...............    24.98            0.15               4.30                4.45

CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    15.12            0.12               0.83                0.95
  Year Ended May 31, 2003...............    18.29            0.12              (1.96)              (1.84)
  Year Ended May 31, 2002...............    23.18            0.06              (3.09)              (3.03)
  Year Ended May 31, 2001...............    28.78            0.05              (3.38)              (3.33)
  Year Ended May 31, 2000...............    28.16            0.05               1.40                1.45
  Year Ended May 31, 1999(d)............    24.97            0.09               4.30                4.39

CLASS B
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    14.73            0.45               0.42                0.87
  Year Ended May 31, 2003...............    17.92              --              (1.93)              (1.93)
  Year Ended May 31, 2002...............    22.86           (0.09)             (3.04)              (3.13)
  Year Ended May 31, 2001...............    28.55           (0.13)             (3.35)              (3.48)
  Year Ended May 31, 2000...............    28.08           (0.13)              1.37                1.24
  Period Ended May 31, 1999(e)..........    23.12           (0.02)              6.11                6.09

                                                           DIVIDENDS
                                          -------------------------------------------

                                             NET
                                          INVESTMENT    NET REALIZED          TOTAL
                                            INCOME          GAINS           DIVIDENDS
                                          ----------   ---------------      ---------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    $(0.08)        $   --            $(0.08)
  Year Ended May 31, 2003...............     (0.15)         (1.21)            (1.36)
  Year Ended May 31, 2002...............     (0.11)         (1.78)            (1.89)
  Year Ended May 31, 2001...............     (0.10)         (2.20)            (2.30)
  Year Ended May 31, 2000...............     (0.11)         (0.77)            (0.88)
  Year Ended May 31, 1999...............     (0.15)         (1.10)            (1.25)
CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     (0.07)            --             (0.07)
  Year Ended May 31, 2003...............     (0.12)         (1.21)            (1.33)
  Year Ended May 31, 2002...............     (0.08)         (1.78)            (1.86)
  Year Ended May 31, 2001...............     (0.07)         (2.20)            (2.27)
  Year Ended May 31, 2000...............     (0.06)         (0.77)            (0.83)
  Year Ended May 31, 1999(d)............     (0.10)         (1.10)            (1.20)
CLASS B
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     (0.03)            --             (0.03)
  Year Ended May 31, 2003...............     (0.05)         (1.21)            (1.26)
  Year Ended May 31, 2002...............     (0.03)         (1.78)            (1.81)
  Year Ended May 31, 2001...............     (0.01)         (2.20)            (2.21)
  Year Ended May 31, 2000...............        --          (0.77)            (0.77)
  Period Ended May 31, 1999(e)..........     (0.03)         (1.10)            (1.13)

---------------

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(e) Class B Shares commenced operations on October 2, 1998.

(f)  Not annualized.

(g) Annualized.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                              ------------------------------------------
                                                              TOTAL RETURN                                  RATIO OF NET
                                                                (EXCLUDES                       RATIO OF     INVESTMENT
                                                NET ASSET       SALES AND     NET ASSETS AT     EXPENSES       INCOME
                                                 VALUE,        REDEMPTION     END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD     CHARGES)         (000'S)       NET ASSETS    NET ASSETS
                                              -------------   -------------   --------------   ----------   ------------
INSTITUTIONAL CLASS
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................    $16.08            6.42%         $ 68,380         1.02%         1.05%
  Ended May 31, 2003.........................     15.19           (9.55)           81,858         1.02          1.04
  Year Ended May 31, 2002....................     18.37          (13.58)           93,095         0.95          0.57
  Year Ended May 31, 2001....................     23.25          (12.02)          154,776         0.90          0.38
  Year Ended May 31, 2000....................     28.83            5.35           290,637         0.87          0.43
  Year Ended May 31, 1999....................     28.18           18.25           228,804         0.90          0.58

CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................     16.00            6.27            30,215         1.27          0.79
  Year Ended May 31, 2003....................     15.12           (9.76)           30,070         1.27          0.78
  Year Ended May 31, 2002....................     18.29          (13.75)           39,586         1.20          0.32
  Year Ended May 31, 2001....................     23.18          (12.24)           43,028         1.15          0.17
  Year Ended May 31, 2000....................     28.78            5.08            53,777         1.12          0.18
  Year Ended May 31, 1999(d).................     28.16           17.92            59,045         1.15          0.33

CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................     15.57            5.90             3,065         2.02          0.04
  Year Ended May 31, 2003....................     14.73          (10.48)            3,333         2.02          0.02
  Year Ended May 31, 2002....................     17.92          (14.41)            4,770         1.95         (0.43)
  Year Ended May 31, 2001....................     22.86          (12.87)            6,328         1.90         (0.58)
  Year Ended May 31, 2000....................     28.55            4.31             7,189         1.87         (0.57)
  Period Ended May 31, 1999(e)...............     28.08           26.80(f)          2,975         1.88(g)      (0.33)(g)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(a)   TURNOVER(b)
                                               -------------   ------------
INSTITUTIONAL CLASS
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................          (c)         4.69%
  Ended May 31, 2003.........................          (c)         3.83
  Year Ended May 31, 2002....................          (c)         8.28
  Year Ended May 31, 2001....................          (c)         2.51
  Year Ended May 31, 2000....................          (c)         8.83
  Year Ended May 31, 1999....................          (c)         7.20
CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................      1.37            4.69
  Year Ended May 31, 2003....................      1.37            3.83
  Year Ended May 31, 2002....................      1.30            8.28
  Year Ended May 31, 2001....................      1.25            2.51
  Year Ended May 31, 2000....................          (c)         8.83
  Year Ended May 31, 1999(d).................          (c)         7.20
CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................          (c)         4.69
  Year Ended May 31, 2003....................          (c)         3.83
  Year Ended May 31, 2002....................          (c)         8.28
  Year Ended May 31, 2001....................          (c)         2.51
  Year Ended May 31, 2000....................          (c)         8.83
  Period Ended May 31, 1999(e)...............          (c)         7.20

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         -------------------------------------------------
                                          NET ASSET         NET            NET REALIZED
                                           VALUE,        INVESTMENT       AND UNREALIZED        TOTAL FROM
                                          BEGINNING       INCOME/         GAINS/(LOSSES)        INVESTMENT
                                          OF PERIOD        (LOSS)         ON INVESTMENTS        ACTIVITIES
                                          ---------      ----------      -----------------      ----------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................   $12.53          $   --             $ 2.31              $ 2.31
  Year Ended May 31, 2003...............    13.41           (0.01)             (0.87)              (0.88)
  Year Ended May 31, 2002...............    15.59           (0.01)              0.08                0.07
  Year Ended May 31, 2001...............    17.13           (0.01)              0.93                0.92
  Year Ended May 31, 2000...............    18.61              --*              1.66                1.66
  Year Ended May 31, 1999...............    20.11            0.06              (0.34)              (0.28)

CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    12.37            0.08               2.18                2.26
  Year Ended May 31, 2003...............    13.27           (0.04)             (0.86)              (0.90)
  Year Ended May 31, 2002...............    15.49           (0.03)              0.06                0.03
  Year Ended May 31, 2001...............    17.07           (0.04)              0.92                0.88
  Year Ended May 31, 2000...............    18.59           (0.05)              1.67                1.62
  Year Ended May 31, 1999(d)............    20.10            0.02              (0.34)              (0.32)

CLASS B
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    11.81            0.35               1.76                2.11
  Year Ended May 31, 2003...............    12.79           (0.13)             (0.85)              (0.98)
  Year Ended May 31, 2002...............    15.11           (0.12)              0.05               (0.07)
  Year Ended May 31, 2001...............    16.82           (0.17)              0.92                0.75
  Year Ended May 31, 2000...............    18.49           (0.11)              1.58                1.47
  Period Ended May 31, 1999(e)..........    16.40           (0.06)              3.32                3.26

                                                         DIVIDENDS
                                          ----------------------------------------

                                             NET
                                          INVESTMENT   NET REALIZED        TOTAL
                                            INCOME        GAINS          DIVIDENDS
                                          ----------   ------------      ---------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................    $   --        $   --          $   --
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
  Year Ended May 31, 1999...............     (0.06)        (1.16)          (1.22)
CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................        --            --              --
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
  Year Ended May 31, 1999(d)............     (0.03)        (1.16)          (1.19)
CLASS B
  For the Six Months Ended November 30,
    2003 (Unaudited)....................        --            --              --
  Year Ended May 31, 2003...............        --            --              --
  Year Ended May 31, 2002...............        --         (2.25)          (2.25)
  Year Ended May 31, 2001...............        --         (2.46)          (2.46)
  Year Ended May 31, 2000...............        --         (3.14)          (3.14)
  Period Ended May 31, 1999(e)..........     (0.01)        (1.16)          (1.17)

---------------

  * Less than $0.005 per share.

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(e) Class B Shares commenced operations on October 2, 1998.

(f)  Not annualized.

(g) Annualized.

                       See notes to financial statements.

                                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                                ------------------------------------------
                                                               TOTAL RETURN                                   RATIO OF NET
                                                                 (EXCLUDES                        RATIO OF     INVESTMENT
                                                NET ASSET        SALES AND      NET ASSETS AT     EXPENSES    INCOME LOSS
                                                 VALUE,         REDEMPTION      END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD      CHARGES)          (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ---------------   --------------   ----------   ------------
INSTITUTIONAL CLASS
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................    $14.84            18.44%          $ 66,774         1.15%        (0.23)%
  Year Ended May 31, 2003....................     12.53            (6.56)            61,177         1.16         (0.12)
  Year Ended May 31, 2002....................     13.41             1.22             72,308         1.14         (0.05)
  Year Ended May 31, 2001....................     15.59             5.13             74,765         1.13         (0.03)
  Year Ended May 31, 2000....................     17.13             8.55             95,307         1.11         (0.03)
  Year Ended May 31, 1999....................     18.61            (1.06)           106,330         1.09          0.34

CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................     14.63            18.27             20,559         1.40         (0.48)
  Year Ended May 31, 2003....................     12.37            (6.78)            17,652         1.41         (0.37)
  Year Ended May 31, 2002....................     13.27             0.96             20,949         1.38         (0.33)
  Year Ended May 31, 2001....................     15.49             4.90             14,890         1.38         (0.27)
  Year Ended May 31, 2000....................     17.07             8.27             16,708         1.36         (0.28)
  Year Ended May 31, 1999(d).................     18.59            (1.31)            20,409         1.35          0.10

CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................     13.92            17.87                656         2.15         (1.22)
  Year Ended May 31, 2003....................     11.81            (7.66)               379         2.16         (1.12)
  Year Ended May 31, 2002....................     12.79             0.26                492         2.14         (1.06)
  Year Ended May 31, 2001....................     15.11             4.14                473         2.13         (1.03)
  Year Ended May 31, 2000....................     16.82             7.37                449         2.13         (1.07)
  Period Ended May 31, 1999(e)...............     18.49            20.28(f)             138         2.10(g)      (0.73)(g)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(a)   TURNOVER(b)
                                               -------------   ------------
INSTITUTIONAL CLASS
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................           (c)        2.17%
  Year Ended May 31, 2003....................           (c)        0.00
  Year Ended May 31, 2002....................           (c)       38.78
  Year Ended May 31, 2001....................           (c)       62.14
  Year Ended May 31, 2000....................           (c)       56.82
  Year Ended May 31, 1999....................           (c)       33.27
CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................       1.50           2.17
  Year Ended May 31, 2003....................       1.51           0.00
  Year Ended May 31, 2002....................       1.36          38.78
  Year Ended May 31, 2001....................       1.48          62.14
  Year Ended May 31, 2000....................           (c)       56.82
  Year Ended May 31, 1999(d).................           (c)       33.27
CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................           (c)        2.17
  Year Ended May 31, 2003....................           (c)        0.00
  Year Ended May 31, 2002....................           (c)       38.78
  Year Ended May 31, 2001....................           (c)       62.14
  Year Ended May 31, 2000....................           (c)       56.82
  Period Ended May 31, 1999(e)...............           (c)       33.27

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         --------------------------------------------------
                                          NET ASSET                          NET REALIZED
                                           VALUE,             NET           AND UNREALIZED       TOTAL FROM
                                          BEGINNING       INVESTMENT        GAINS/(LOSSES)       INVESTMENT
                                          OF PERIOD      INCOME/(LOSS)      ON INVESTMENTS       ACTIVITIES
                                          ---------      -------------      ---------------      ----------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................   $ 6.19           $ 0.07              $ 0.87             $ 0.94
  Year Ended May 31, 2003...............     7.28            (0.04)              (1.05)             (1.09)
  Year Ended May 31, 2002...............     7.89            (0.04)              (0.57)             (0.61)
  Period Ended May 31, 2001(d)..........    10.00            (0.01)              (2.10)             (2.11)

CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     6.14             0.12                0.81               0.93
  Year Ended May 31, 2003...............     7.24            (0.06)              (1.04)             (1.10)
  Year Ended May 31, 2002...............     7.87            (0.05)              (0.58)             (0.63)
  Period Ended May 31, 2001(d)..........    10.00            (0.02)              (2.11)             (2.13)

CLASS B
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     6.02             0.27                0.61               0.88
  Year Ended May 31, 2003...............     7.15            (0.10)              (1.03)             (1.13)
  Year Ended May 31, 2002...............     7.84            (0.11)              (0.58)             (0.69)
  Period Ended May 31, 2001(d)..........    10.00            (0.06)              (2.10)             (2.16)

                                                DIVIDENDS
                                          ----------------------

                                             NET
                                          INVESTMENT     TOTAL
                                            INCOME     DIVIDENDS
                                          ----------   ---------
INSTITUTIONAL CLASS
  For the Six Months Ended November 30,
    2003 (Unaudited)....................     $--*         $--
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(d)..........      --*          --
CLASS A
  For the Six Months Ended November 30,
    2003 (Unaudited)....................      --*          --
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(d)..........      --*          --
CLASS B
  For the Six Months Ended November 30,
    2003 (Unaudited)....................      --*          --
  Year Ended May 31, 2003...............      --*          --
  Year Ended May 31, 2002...............      --           --
  Period Ended May 31, 2001(d)..........      --*          --

---------------

  * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) No voluntary waivers during this period.

(d) Fund commenced operations on September 1, 2000.

(e) Not annualized.

(f)  Annualized.

                       See notes to financial statements.

                                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                                ------------------------------------------
                                                               TOTAL RETURN                                   RATIO OF NET
                                                                 (EXCLUDES                        RATIO OF     INVESTMENT
                                                NET ASSET        SALES AND      NET ASSETS AT     EXPENSES    INCOME LOSS
                                                 VALUE,         REDEMPTION      END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD      CHARGES)          (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ---------------   --------------   ----------   ------------
INSTITUTIONAL CLASS
For the Six Months Ended
  November 30, 2003
    (Unaudited)..............................     $7.13            15.19%          $27,135          1.25%        (0.70)%
  Year Ended May 31, 2003....................      6.19           (14.97)           22,313          1.25         (0.67)
  Year Ended May 31, 2002....................      7.28            (7.73)           22,943          1.25         (0.68)
  Period Ended May 31, 2001(d)...............      7.89           (21.08)(e)        18,473          1.25(f)      (0.22)(f)

CLASS A
For the Six Months Ended
  November 30, 2003
    (Unaudited)..............................      7.07            15.15               993          1.50         (0.96)
  Year Ended May 31, 2003....................      6.14           (15.19)              812          1.50         (0.93)
  Year Ended May 31, 2002....................      7.24            (8.01)            1,049          1.50         (0.94)
  Period Ended May 31, 2001(d)...............      7.87           (21.28)(e)           809          1.50(f)      (0.48)(f)

CLASS B
For the Six Months Ended
  November 30, 2003
    (Unaudited)..............................      6.90            14.62               256          2.25         (1.70)
  Year Ended May 31, 2003....................      6.02           (15.80)              178          2.25         (1.68)
  Year Ended May 31, 2002....................      7.15            (8.80)              236          2.25         (1.68)
  Period Ended May 31, 2001(d)...............      7.84           (21.60)(e)           249          2.25(f)      (1.26)(f)

                                                RATIOS/SUPPLEMENTARY DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(a)   TURNOVER(b)
                                               -------------   ------------
INSTITUTIONAL CLASS
For the Six Months Ended
  November 30, 2003
    (Unaudited)..............................           (c)        92.79%
  Year Ended May 31, 2003....................           (c)       185.64
  Year Ended May 31, 2002....................           (c)       152.13
  Period Ended May 31, 2001(d)...............           (c)       140.49
CLASS A
For the Six Months Ended
  November 30, 2003
    (Unaudited)..............................       1.94           92.79
  Year Ended May 31, 2003....................       1.60          185.64
  Year Ended May 31, 2002....................       1.60          152.13
  Period Ended May 31, 2001(d)...............       1.60(f)       140.49
CLASS B
For the Six Months Ended
  November 30, 2003
    (Unaudited)..............................           (c)        92.79
  Year Ended May 31, 2003....................           (c)       185.64
  Year Ended May 31, 2002....................           (c)       152.13
  Period Ended May 31, 2001(d)...............           (c)       140.49

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE ADVISOR FUNDS
Financial Highlights
(Unaudited)

Selected data for a share outstanding throughout the period indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                                                                NET
                                                                             REALIZED
                                                                                AND
                                                                            UNREALIZED
                                          NET ASSET                           GAINS/
                                           VALUE,             NET            (LOSSES)        TOTAL FROM
                                          BEGINNING       INVESTMENT            ON           INVESTMENT
                                          OF PERIOD      INCOME/(LOSS)      INVESTMENTS      ACTIVITIES
                                          ---------      -------------      -----------      ----------
THE ADVISOR GROWTH FUND
CLASS C SHARES
  Period Ended
    November 30, 2003 (b)...............   $10.00            $ --             $ 0.72           $ 0.72

THE ADVISOR MODERATE FUND
CLASS C SHARES
  Period Ended
    November 30, 2003 (b)...............    10.00              --               0.61             0.61

THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
  Period Ended
    November 30, 2003 (b)...............    10.00              --               0.28             0.28

                                                                       DIVIDENDS
                                          --------------------------------------------------------------------

                                                       IN EXCESS                       IN EXCESS
                                             NET         OF NET           NET           OF NET         RETURN
                                          INVESTMENT   INVESTMENT       REALIZED       REALIZED          OF           TOTAL
                                            INCOME       INCOME          GAINS           GAINS        CAPITAL       DIVIDENDS
                                          ----------   ----------      ----------      ---------      --------      ---------
THE ADVISOR GROWTH FUND
CLASS C SHARES
  Period Ended
    November 30, 2003 (b)...............     $ --         $ --            $ --           $ --           $ --          $ --
THE ADVISOR MODERATE FUND
CLASS C SHARES
  Period Ended
    November 30, 2003 (b)...............       --           --              --             --             --            --
THE ADVISOR CONSERVATIVE FUND
CLASS C SHARES
  Period Ended
    November 30, 2003 (b)...............       --           --              --             --             --            --

---------------

 * Less than $ 0.005 per share.

(a) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been.

(b) Fund commenced operations on August 4, 2003.

(c) Not annualized.

(d) Annualized.

                       See notes to financial statements.


                                                       DIVIDENDS
                                              ----------------------------
                                                               NET CHANGE                    TOTAL RETURN
                                                              IN NET ASSET     NET ASSET      (EXCLUDES
                                                 CAPITAL       VALUE PER     VALUE, END OF    REDEMPTION
                                              CONTRIBUTIONS      SHARE          PERIOD         CHARGE)
                                              -------------   ------------   -------------   ------------
THE ADVISOR GROWTH FUND
  CLASS C SHARES
  PERIOD ENDED
    November 30, 2003 (b)....................     $ --            0.72%         $10.72            7.20%(c)

THE ADVISOR MODERATE FUND
  CLASS C SHARES
  PERIOD ENDED
    November 30, 2003 (b)....................       --            0.61           10.61            6.10(c)

THE ADVISOR CONSERVATIVE FUND
  CLASS C SHARES
  PERIOD ENDED
    November 30, 2003 (b)....................       --            0.28           10.28            2.87(c)


                                                                           RATIOS/SUPPLEMENTAL DATA
                                               --------------------------------------------------------------------------------
                                                 NET ASSETS      RATIO OF      RATIO OF NET           RATIO OF
                                                   AT END        EXPENSES       INVESTMENT          EXPENSES TO
                                                 OF PERIOD      TO AVERAGE   INCOME TO AVERAGE      AVERAGE NET      PORTFOLIO
                                                  (000'S)       NET ASSETS      NET ASSETS           ASSETS(a)       TURNOVER
                                               --------------   ----------   -----------------     --------------   -----------
THE ADVISOR GROWTH FUND
  CLASS C SHARES
  PERIOD ENDED
    November 30, 2003 (b)....................      $5,664       2.07%(d)           (1.24%)(d)           2.44%           0.00%
THE ADVISOR MODERATE FUND
  CLASS C SHARES
  PERIOD ENDED
    November 30, 2003 (b)....................       5,501       2.07(d)            (0.77)(d)            2.44            0.00
THE ADVISOR CONSERVATIVE FUND
  CLASS C SHARES
  PERIOD ENDED
    November 30, 2003 (b)....................       5,209       2.10(d)            (0.08)(d)            2.47            0.00

                       See notes to financial statements.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-SEM-5504-11/03

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 2003

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.

ITEM 2. CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a)(1) Disclose that the registrant's board of trustees has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

           (2)  If the registrant provides the disclosure required by paragraph
                (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

           (3)  If the registrant provides the disclosure required by paragraph
                (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

                NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Only effective for annual reports with periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

                  NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSRS must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                                              SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Performance Funds Trust
            --------------------------------------------------

By (Signature and Title)*   /s/ Walter B. Grimm
                            ---------------------------------------------------
                            President, Performance Funds Trust
                            ---------------------------------------------------


Date________2/5/04____________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Walter B. Grimm
                            ---------------------------------------------------
                            President, Performance Funds Trust
                            ---------------------------------------------------

_______________________________________________________________________________


Date________2/5/04____________________________

By (Signature and Title)*   /s/ Nadeem Yousaf
                            ---------------------------------------------------
                            Treasurer, Performance Funds Trust
                            ---------------------------------------------------

_______________________________________________________________________________


Date_______2/5/04_____________________________

_______________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.